Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (24.5%)
$2,434,071	AccessLex Institute, Series 2007-A, Class A3, 0.45% (US0003M + 30 bps), 5/25/36, Callable 5/25/23 @ 100*	$2,400,914
897,358	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.71% (US0001M + 30 bps), 1/25/36, Callable 6/25/21 @ 100*	894,881
922,497	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 1.09% (US0001M + 65 bps), 6/28/44, Callable 6/28/21 @ 100*	924,414
302,309	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	303,748
1,048,169	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.71% (US0001M + 62 bps), 1/25/33, Callable 6/25/21 @ 100*	1,041,836
1,250,449	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.44% (US0001M + 135 bps), 10/25/37, Callable 9/25/24 @ 100*(b)	1,256,555
245	Citigroup Mortgage Loan Trust, Inc., Series 2005- WF1, Class A5, 5.01%, 11/25/34, Callable 6/25/21 @ 100*(c)	246
228	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 6/25/21 @ 100*(c)(d)	227
1,338,370	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 0.83% (US0001M + 49 bps), 2/25/36, Callable 6/25/21 @ 100*	1,336,862
966	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.32% (US0001M + 22 bps), 1/15/34, Callable 6/15/21 @ 100*	962
1,019,745	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	1,034,837
1,368,313	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(b)	1,452,546
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 1.98% (US0001M + 188 bps), 11/25/34, Callable 6/25/21 @ 100*	409,653
1,911,041	Goodgreen 2020-1 Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/32 @ 100*(b)	1,971,855
557,350	Home Equity Asset Trust, Series 2005-7, Class M1, 0.77% (US0001M + 45 bps), 1/25/36, Callable 6/25/21 @ 100*	556,868
1,798,068	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 0.95% (US0001M + 86 bps), 3/25/35, Callable 6/25/21 @ 100*	1,795,778
83	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)(d)	84
242,503	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.70%, 8/25/35, Callable 9/25/21 @ 100*(c)(d)	244,637
1,734,291	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 2.87% (US0001M + 278 bps), 9/25/33, Callable 6/25/21 @ 100*	1,775,551
114,649	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 6/25/21 @ 100*	118,439

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued
$3,272	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.48%, 12/25/33, Callable 6/25/21 @ 100*(c)(d)	$3,329
74,247	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 6/25/21 @ 100*(c)(d)	72,651
1,261,002	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 0.79% (US0001M + 68 bps), 4/25/33, Callable 6/25/21 @ 100*	1,257,858
408,684	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 6/25/21 @ 100*(c)(d)	413,251
826,717	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 0.45% (US0003M + 27 bps), 10/28/37, Callable 4/28/26 @ 100*(a)	759,541
655,000	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(b)	655,000
Total Asset Backed Securities (Cost $20,646,760)		20,682,523

Mortgage Backed Securities† (41.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
94,787	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.96%, 2/25/36, Callable 6/25/21 @ 100*(c)	79,813
10,036	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.91%, 7/25/35, Callable 6/25/21 @ 100*(c)	8,131
14,556	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.44% (12MTA + 131 bps), 7/20/35, Callable 6/19/21 @ 100*	12,643
1,314	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.19% (US0001M + 10 bps), 10/25/36, Callable 6/25/21 @ 100*	1,022
4,280	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33, Callable 6/25/21 @ 100*(d)	4,293
4,468	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36, Callable 6/25/21 @ 100*(c)	4,408
4,921	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.33%, 9/25/34, Callable 6/25/21 @ 100*(c)	4,887
20,749	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.70%, 4/21/34, Callable 6/21/21 @ 100*(c)	20,797
592,136	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.13%, 8/25/35, Callable 6/25/21 @ 100*(c)	626,189
32,444	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.22%, 9/25/34, Callable 6/25/21 @ 100*(c)	33,499
17,987	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.30%, 1/25/36, Callable 6/25/21 @ 100*(c)	16,343
		812,025
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
14,624	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 6/25/21 @ 100*	12,813

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$19,414	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 6/25/21 @ 100*	$19,320
376	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19, Callable 6/25/21 @ 100*	377
13,719	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 6/25/21 @ 100*	12,132
18,558	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 6/25/21 @ 100*	11,872
19,182	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 10/25/21 @ 100	15,337
18,686	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 7/25/21 @ 100*	14,445
134,226	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 2/25/23 @ 100*	86,372
66,440	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 6/25/21 @ 100*	64,252
42,693	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36, Callable 6/25/21 @ 100*	29,026
138	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 6/25/21 @ 100*	145
736	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 7/25/25 @ 100*	713
3,757	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/21 @ 100*	3,805
300,805	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 6/25/21 @ 100*	304,219
21,565	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 6/25/21 @ 100*	23,237
3,303	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 6/25/21 @ 100*	3,370
1,522	Residential Accredit Loans, Inc., Series 2003- QS14, Class A1, 5.00%, 7/25/18, Callable 6/25/21 @ 100*	1,370
101	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19, Callable 6/25/21 @ 100*	102
5,582	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19, Callable 6/25/21 @ 100*	5,256
28,807	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 6/25/21 @ 100*	27,617
42,743	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 10/25/22 @ 100*	22,211

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$28,550	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 9/25/21 @ 100*	$23,524
12,950	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 6/25/21 @ 100*	12,559
		694,074
Prime Adjustable Rate Mortgage Backed Securities (4.4%)
7,802	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.38%, 3/25/35, Callable 6/25/21 @ 100*(c)	7,820
3,184	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.80%, 5/25/35(c)	3,214
336,618	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 6/25/21 @ 100*(c)(d)	88,157
582,894	Banc of America Funding Trust, Series 2015-R4, Class 8A1, 0.28% (US0001M + 17 bps), 1/27/35, Callable 11/25/60 @ 100*(b)	581,929
4,394	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.43%, 6/25/34, Callable 6/25/21 @ 100*(c)	4,436
6,234	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.78%, 9/25/33, Callable 6/25/21 @ 100*(c)	6,255
8,255	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.79%, 2/25/36, Callable 6/25/21 @ 100*(c)	8,191
4,113	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.15%, 11/20/46, Callable 6/20/21 @ 100*(c)	3,947
5,325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.41% (H15T1Y + 230 bps), 10/25/35, Callable 6/25/21 @ 100*	5,427
5,339	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.60%, 9/25/34, Callable 6/25/21 @ 100*(c)	5,150
4,368	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.64%, 1/25/35, Callable 6/25/21 @ 100*(c)	4,295
14,644	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.05%, 10/25/36, Callable 6/25/21 @ 100*(c)	14,384
13,509	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.30%, 3/25/31, Callable 6/25/21 @ 100*(c)	13,515
12,313	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.34%, 7/25/37, Callable 6/25/21 @ 100*(c)	11,489
7,933	Citigroup Mortgage Loan Trust, Inc., Series 2005- 3, Class 2A2A, 3.06%, 8/25/35(c)	8,221
57,029	Coast Savings & Loan Association, Series 1992- 1, Class A, 2.57%, 7/25/22, Callable 6/25/21 @ 100*(c)	57,369
3,445	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.24%, 2/25/34, Callable 6/25/21 @ 100*(c)	3,323
9,017	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.83%, 2/19/34, Callable 6/19/21 @ 100*(c)	9,317

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,814	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.04%, 8/25/34, Callable 6/25/21 @ 100*(c)	$5,700
256	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 6/25/21 @ 100*(c)	260
31,501	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.58%, 11/25/32, Callable 6/25/21 @ 100*(c)	16,526
27,499	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.04%, 11/25/34, Callable 6/25/21 @ 100*(c)	29,313
8,244	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.94%, 10/25/35, Callable 6/25/21 @ 100*(c)	8,295
43,593	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.00%, 11/19/35, Callable 6/19/21 @ 100*(c)	43,223
11,389	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.82%, 11/25/35, Callable 6/25/21 @ 100*(c)	11,492
28,284	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.03%, 4/25/35, Callable 6/25/21 @ 100*(c)	28,459
7,438	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.66%, 12/19/35, Callable 6/19/21 @ 100*(c)	7,201
67,874	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.03%, 1/19/35, Callable 6/19/21 @ 100*(c)	72,592
12,569	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.85%, 8/25/34, Callable 6/25/21 @ 100*(c)	12,510
25,188	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.03%, 8/25/34, Callable 6/25/21 @ 100*(c)	25,602
24,955	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.08%, 7/25/36, Callable 10/25/21 @ 100*(c)	20,896
37,428	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.19%, 8/25/36, Callable 6/25/21 @ 100*(c)	28,351
669	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.74%, 7/25/35, Callable 6/25/21 @ 100*(c)	669
1,979	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 2.92%, 8/25/36, Callable 6/25/21 @ 100*(c)	1,787
796,909	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 1.91% (US0001M + 180 bps), 2/1/26, Callable 2/1/23 @ 100*(b)	796,736
600,000	Mello Warehouse Securitization Trust, Series 2021-2, Class C, 1.19% (US0001M + 110 bps), 4/25/55, Callable 4/25/24 @ 100*(b)	600,867
1,000,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.34% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(b)	1,002,482
9,486	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.12%, 12/25/34, Callable 6/25/21 @ 100*(c)	9,703

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$918	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.31%, 2/25/34, Callable 11/25/21 @ 100*(c)	$943
9,015	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.93%, 7/25/34, Callable 2/25/26 @ 100*(c)	9,219
7,960	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.75%, 8/25/34, Callable 3/25/30 @ 100*(c)	8,226
12,284	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.96%, 8/25/34, Callable 10/25/24 @ 100*(c)	12,631
2,846	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.45%, 2/25/34, Callable 6/25/21 @ 100*(c)	2,818
23,489	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.71%, 12/25/34, Callable 6/25/21 @ 100*(c)	23,028
7,959	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.60%, 12/27/35, Callable 6/25/21 @ 100*(c)	8,287
13,448	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.34%, 7/25/33, Callable 6/25/21 @ 100*(c)	13,933
6,252	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.93% (US0001M + 42 bps), 7/25/44, Callable 6/25/21 @ 100*	6,337
4,350	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 2.60%, 6/25/34, Callable 6/25/21 @ 100*(c)	4,470
53,129	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.62%, 11/25/36, Callable 6/25/21 @ 100*(c)	52,799
8,945	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.02%, 9/25/36, Callable 6/25/21 @ 100*(c)	8,831
1,500	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.08%, 8/25/46, Callable 6/25/21 @ 100*(c)	1,491
		3,712,116
Prime Fixed Mortgage Backed Securities (15.8%)
2,155,843	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 12/25/21 @ 100*(b)(c)	2,172,518
2,470,460	Brean Asset Backed Securities Trust, Series RM1, Class A, 1.40%, 10/25/63, Callable 9/25/27 @ 100*(b)(c)	2,365,407
362,307	Citigroup Mortgage Loan Trust, Inc., Series 2014-C, Class A, 3.25%, 2/25/54, Callable 11/25/34 @ 100*(b)(c)	363,275
15,859	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 6/25/21 @ 100*	16,278
84,472	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 6/25/21 @ 100*	89,938
15,357	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 6/25/21 @ 100*	15,906

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$3,619	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 6/25/21 @ 100*	$3,603
78,573	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	81,505
25,191	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 6/25/21 @ 100*	26,179
20,175	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 6/25/21 @ 100*	20,778
43,538	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 6/25/21 @ 100*	18,846
225,995	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 6/25/21 @ 100*	237,211
16,096	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57, Callable 11/25/22 @ 100*(b)(c)	16,153
25,707	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 6/25/21 @ 100*	25,591
21,954	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 9/25/23 @ 100*	13,268
1,270,830	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 3/25/23 @ 100*(b)(c)	1,290,055
789,962	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 10/25/22 @ 100*(b)(c)	803,796
11,339	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 6/25/21 @ 100*	8,578
520,447	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57, Callable 11/25/27 @ 100*(b)(c)	525,676
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1.49% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(b)	1,552,758
7,360	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 6/25/21 @ 100*	7,055
13,659	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 6/25/21 @ 100*	14,169
26,063	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48, Callable 9/25/22 @ 100*(b)(c)	26,073
19,128	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48, Callable 11/25/22 @ 100*(b)(c)	19,127
1,749,487	Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1, 4.12%, 10/25/48, Callable 12/25/21 @ 100*(b)(c)	1,776,496
77,808	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/21 @ 100*	80,825

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$1,728,459	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 9/25/22 @ 100*(b)(c)	$1,753,906
		13,324,970
Subprime Mortgage Backed Securities (2.6%)
171,342	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55, Callable 2/25/23 @ 100*(b)(c)	171,780
458,795	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 7/25/26 @ 100*(b)(c)	465,694
883,049	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 12/25/23 @ 100*(b)(c)	895,894
685,708	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/24 @ 100*(b)(c)	705,164
		2,238,532
U.S. Government Agency Mortgage Backed Securities (17.3%)
264,935	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	262,239
15,599	Fannie Mae, 1.70% (US0012M + 132 bps), 1/1/35, Pool #805386	16,144
119,166	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	121,656
248,370	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	251,571
223,191	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	226,457
224,460	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	230,644
1,778	Fannie Mae, 2.07% (H15T1Y + 187 bps), 12/1/22, Pool #303247	1,783
139,363	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	144,046
156,539	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	162,057
1,702	Fannie Mae, 2.39% (H15T1Y + 216 bps), 6/1/32, Pool #725286	1,705
26,866	Fannie Mae, 2.67% (H15T1Y + 229 bps), 2/1/30, Pool #556998	26,801
97,710	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	104,711
291,232	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	304,936
1,005,713	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	1,049,396
757,568	Fannie Mae, Series 2003-W14, Class 2A, 3.88%, 1/25/43, Callable 6/25/21 @ 100*(c)	793,674
1,854,122	Fannie Mae, Series 2003-W12, Class 3A, 3.94%, 3/25/43, Callable 6/25/21 @ 100*(c)	1,991,313
556,422	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 6/25/21 @ 100*(c)(d)	619,460
7,313	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 6/25/21 @ 100*(c)(d)	7,849
2,552,308	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34, Callable 6/25/21 @ 100*	2,893,742
243	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	246

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$8,251	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 6/25/21 @ 100*(c)(d)	$8,823
8,350	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 6/25/21 @ 100*(c)(d)	10,344
1	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1
84	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	86
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,090
782,524	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.66%, 9/26/33, Callable 6/26/21 @ 100*(c)(d)	869,913
81,359	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	83,088
692,560	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	709,525
3,523	Freddie Mac, 1.77% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,661
222,030	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	224,740
158,626	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	162,827
211,692	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	218,964
187,449	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	190,628
560,722	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	572,045
185,897	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	191,058
25,355	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	25,725
243,446	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	249,816
322,891	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	333,551
8,781	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	8,819
536,365	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	571,742
377,415	Freddie Mac, Series T-67, Class 1A1C, 3.16%, 3/25/36, Callable 6/25/21 @ 100*(c)	406,072
7,645	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	8,190
1,659	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	1,669
328	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 7/15/21 @ 100*	341
325	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 7/15/21 @ 100*	334
261	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 7/15/21 @ 100*	269
786	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	794
1,785	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	1,829
968	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	980
1,383	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,405
344,080	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	357,090
1,810	Government National Mortgage Assoc., 2.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,881

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$4,700	Government National Mortgage Assoc., 2.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	$4,746
223	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 12/20/21, Pool #8889	223
2,881	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	2,961
9,195	Government National Mortgage Assoc., 2.87% (H15T1Y + 150 bps), 5/20/34, Pool #80916	9,469
84	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	94
52	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	54
27	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	27
30,491	Government National Mortgage Assoc., Series 2013-176, Class BE, 7.16%, 3/16/46, Callable 6/16/21 @ 100*(c)	46,060
177	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	180
		14,491,544
Total Mortgage Backed Securities (Cost $34,967,016)		35,273,261

Corporate Bonds (15.7%)
Aerospace & Defense (1.3%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	1,116,634
Banks (4.9%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,529,493
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,531,156
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,056,589
Capital Markets (0.0%^)		4,117,238
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	14,000
Oil, Gas & Consumable Fuels (6.6%)
2,515,000	HollyFrontier Corp., 2.63%, 10/1/23	2,599,813
900,000	ONEOK, Inc., 2.20%, 9/15/25, Callable 8/15/25 @ 100*	925,371
1,915,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100*	2,021,854
		5,547,038
Tobacco (2.9%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100*	2,436,808
Total Corporate Bonds (Cost $13,734,123)		13,231,718

Taxable Municipal Bonds (1.3%)
Georgia (1.3%)
1,000,000	State of Georgia, Build America Bonds, GO, Series H,4.50%,11/1/25	1,098,559
Total Taxable Municipal Bonds (Cost $1,054,675)		1,098,559

U.S. Government Agency Securities (3.6%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 9/10/21 @ 100*	966,950
Federal Home Loan Banks
1,250,000	0.75%, 4/30/27, Callable 7/30/21 @ 100*(c)	1,250,069
850,500	1.11%, 5/28/26, Callable 6/28/21 @ 100*	850,520
		2,100,589
Total U.S. Government Agency Securities (Cost $3,100,500)		3,067,539

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (9.8%)
U.S. Treasury Notes
$4,169,000	0.50%,2/28/26	$4,121,122
4,000,000	1.50%,10/31/24	4,147,187
Total U.S. Treasury Obligations (Cost $8,070,367)		8,268,309

Investment in Affiliates (3.8%)
3,204,243	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(f)	3,204,243
Total Investment in Affiliates (Cost $3,204,243)		3,204,243

Total Investments (Cost $84,777,684) - 100.6%		84,826,152
Liabilities in excess of other assets — (0.6)%		(542,572)
Net Assets - 100.0%		$84,283,580

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2021, illiquid securities were 1.3% of the Fund's net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2021.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2021.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (11.9%)
$378,755	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class D, 2.74%, 12/8/22, Callable 7/8/21 @ 100*	$379,005
275,999	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 7/28/21 @ 100*(a)(b)	283,289
378,908	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(b)	383,514
314,438	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	319,091
275,000	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(b)	279,410
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(b)	294,036
175,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	186,554
263,233	Textainer Marine Containers VII, Ltd., Series 2A, Class A, 2.23%, 4/20/46, Callable 4/20/23 @ 100*(b)	266,519
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(b)	300,317
290,650	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(b)	286,213
155,000	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(b)	154,992
Total Asset Backed Securities (Cost $3,113,543)		3,132,940

Mortgage Backed Securities† (22.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
131,618	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.65% (US0001M + 54 bps), 8/25/35, Callable 6/25/21 @ 100*	132,701
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
54,162	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/21 @ 100*	48,021
3,403	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 6/25/21 @ 100*	3,355
10,378	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 6/25/21 @ 100*	10,697
70,645	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 2/25/23 @ 100*	45,459
52,137	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 4.97%, 6/25/36, Callable 6/25/21 @ 100*(a)	51,837
9,817	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 6/25/21 @ 100*	10,137
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 6/25/21 @ 100*	3,485

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$12,029	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 6/25/21 @ 100*	$12,387
154	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 7/25/25 @ 100*	150
31,175	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 6/25/21 @ 100*	32,497
19,629	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/21 @ 100*	20,453
7,408	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 6/25/21 @ 100*	7,790
14,843	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 6/25/21 @ 100*	15,432
27,357	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 6/25/21 @ 100*	28,890
4,911	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 5.36%, 2/25/35, Callable 6/25/21 @ 100*(a)(c)	5,027
25,731	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35, Callable 6/25/21 @ 100*(a)(c)	17,110
1,147	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 6/25/21 @ 100*(a)(c)	1,166
86,480	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36, Callable 6/25/21 @ 100*(a)	27,527
38,489	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.43%, 10/25/40, Callable 6/25/21 @ 100*(a)(b)	29,697
2	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18, Callable 6/25/21 @ 100*	2
2,805	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21, Callable 6/25/21 @ 100*	2,714
10,119	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 6/25/21 @ 100*	9,667
26,013	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 6/25/21 @ 100*	17,736
39,442	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 11/25/21 @ 100*	28,240
43,302	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 11/25/26 @ 100*	35,165
44,713	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 6/25/21 @ 100*	44,577
		509,218

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities (3.5%)
$6,462	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.90%, 11/20/34, Callable 6/20/21 @ 100*(a)	$6,489
1,912	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.72%, 10/25/33, Callable 6/25/21 @ 100*(a)	2,053
4,607	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.85%, 11/25/34, Callable 6/25/21 @ 100*(a)	4,915
10,900	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.65%, 2/25/34, Callable 6/25/21 @ 100*(a)	10,394
3,230	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.04%, 8/25/34, Callable 6/25/21 @ 100*(a)	3,166
10,535	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 1.87%, 4/25/37, Callable 6/25/21 @ 100*(a)	9,475
23,438	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.70%, 2/25/35, Callable 6/25/21 @ 100*(a)	23,198
3,862	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.80% (US0003M + 101 bps), 4/25/36, Callable 7/25/21 @ 100*	3,808
18,364	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.33%, 10/25/36, Callable 6/25/21 @ 100*(a)	16,054
197,485	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.39%, 9/25/35, Callable 6/25/21 @ 100*(a)	201,042
281,352	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(b)	279,896
100,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b).	100,251
260,221	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.85%, 6/20/44, Callable 1/20/22 @ 100*(a)(b)	263,431
		924,172
Prime Fixed Mortgage Backed Securities (5.8%)
3,833	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 6/25/21 @ 100*(a)(c)	3,722
257,574	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 10/25/21 @ 100*(a)(b)	258,900
13,909	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 6/25/21 @ 100*	9,137
7,445	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	7,851
8,018	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 6/25/21 @ 100*	8,409
3,469	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33, Callable 6/25/21 @ 100*	3,527
1,851	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 6/25/21 @ 100*	1,857

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$7,503	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 6/25/21 @ 100*	$5,476
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 6/25/21 @ 100*	4,104
17,322	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 6/25/21 @ 100*	18,020
6,603	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 6/25/21 @ 100*	6,862
38,225	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 9/25/23 @ 100*(a)(b)	38,351
50,274	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 9/25/28 @ 100*(a)(b)	50,991
255,724	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 10/25/24 @ 100*(a)(b)	261,718
162,256	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 6/25/21 @ 100*	163,881
108	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 6/25/21 @ 100*	108
827	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 6/25/21 @ 100*	870
19,738	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 2/25/24 @ 100*	21,009
407,214	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(b)	409,633
1,607	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 6/25/21 @ 100*	1,631
36,032	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 7/25/31 @ 100*	33,841
144,896	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.86%, 2/25/43, Callable 6/25/21 @ 100*(a)(b)	145,281
64,606	Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50%, 2/25/47, Callable 3/25/23 @ 100*(a)(b)	64,743
9,654	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/21 @ 100*	10,029
88	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 6/28/21 @ 100*	91
942	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 6/25/21 @ 100*	974
589	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 5/25/28 @ 100*	628
		1,531,644

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Subprime Mortgage Backed Securities (0.9%)
$70,381	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 7/25/25 @ 100*(a)(b)	$72,839
157,724	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(a)(b)	164,020
		236,859
U.S. Government Agency Mortgage Backed Securities (9.5%)
33,117	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	32,780
58	Fannie Mae, Series 1992-45, Class F, 1.30% (T7Y), 4/25/22	58
180,886	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	186,900
104,779	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	107,334
37,410	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	38,441
1,534	Fannie Mae, 2.20% (US0012M + 162 bps), 9/1/33, Pool #739372	1,547
1,863	Fannie Mae, 2.23% (US0012M + 186 bps), 1/1/37, Pool #906675	1,866
62,616	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	64,823
90,208	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	94,145
96,814	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	101,418
103,643	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	105,922
194,131	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	207,714
90,382	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	96,858
168,431	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	178,491
226,637	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	253,771
115	Fannie Mae, 6.00%, 4/1/35, Pool #735503	133
769	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	898
10,413	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 6/25/21 @ 100*	12,532
402	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 6/25/21 @ 100*	470
196	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	200
8	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	9
1	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1
15	Freddie Mac, Series 1222, Class P, 1.20% (T10Y - 40 bps), 3/15/22, Callable 7/15/21 @ 100*	14
20,340	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	20,772
96,918	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	99,292
28,629	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	28,849

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$93,474	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	$95,549
103,181	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	106,046
70,593	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	72,492
239,611	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	252,159
58,658	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	60,595
81,894	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	87,236
37,949	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	38,815
10,630	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	10,747
62	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21, Callable 7/15/21 @ 100*	63
469	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 7/15/21 @ 100*	483
689	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 7/15/21 @ 100*	735
978	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 7/15/21 @ 100*	1,097
10	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21, Callable 7/15/21 @ 100*	10
407	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 7/15/21 @ 100*	415
769	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 7/15/21 @ 100*	790
3,065	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	3,087
73,732	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	76,519
14,703	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	14,800
8,775	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	8,846
25,511	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	26,077
4,476	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	4,495
55	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	61
501	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	503
281	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	298
38	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	42
15	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	15
1,065	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,150
3,146	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	3,440
		2,501,803
Total Mortgage Backed Securities (Cost $5,778,895)		5,836,397

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds (27.9%)
Aerospace & Defense (1.8%)
$450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	$473,835
Airlines (1.0%)
247,429	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	273,489
Banks (3.2%)
510,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	537,960
290,000	Wells Fargo & Co., 3.00%, 10/23/26	314,471
		852,431
Beverages (1.0%)
240,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	255,994
Capital Markets (1.2%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	316,962
Diversified Financial Services (1.2%)
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	326,226
Electric Utilities (1.1%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	300,246
Entertainment (2.1%)
215,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100*	214,109
300,000	Walt Disney Co. (The), 3.35%, 3/24/25	327,238
		541,347
Equity Real Estate Investment Trusts (0.5%)
136,851	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	139,666
Food Products (1.2%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(b)	325,351
Health Care Providers & Services (2.5%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	233,407
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	409,005
		642,412
Hotels, Restaurants & Leisure (1.8%)
425,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	463,784
Household Durables (1.7%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	440,784
Insurance (1.2%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	316,073
Internet & Direct Marketing Retail (1.4%)
335,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100*	361,138
Oil, Gas & Consumable Fuels (1.5%)
380,000	HollyFrontier Corp., 2.63%, 10/1/23	392,815
Semiconductors & Semiconductor Equipment (2.0%)
460,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100*	526,489
Technology Hardware, Storage & Peripherals (1.5%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	386,700
Total Corporate Bonds (Cost $7,176,163)		7,335,742

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds (18.1%)
Alabama (1.2%)
$300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	$322,743
California (2.4%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	635,276
Colorado (1.1%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	150,950
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	150,666
		301,616
Michigan (1.1%)
300,000	River Rouge School District, GO, 1.89%, 5/1/30, Insured by: Q-SBLF	294,738
New York (2.4%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @ 100	315,345
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	318,285
		633,630
Rhode Island (1.6%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	412,142
Texas (3.1%)
500,000	Austin Community College District Revenue, 0.93%, 2/1/25	498,875
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	310,570
		809,445
Utah (1.1%)
300,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @ 100	299,741
Virginia (1.1%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26, HUD: US DEPT OF HSG AND URBAN DEV	279,589
Washington (1.2%)
300,000	Pierce County School District No 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	302,002
Wisconsin (1.8%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	482,951
Total Taxable Municipal Bonds (Cost $4,662,970)		4,773,873

U.S. Government Agency Securities (2.1%)
Federal Home Loan Banks
275,000	0.65%, 4/28/26, Callable 7/28/21 @ 100 *(a)	275,098
285,000	1.30%, 3/17/27, Callable 6/17/21 @ 100*	284,306
Total U.S. Government Agency Securities (Cost $560,000)		559,404

U.S. Treasury Obligations (13.2%)
U.S. Treasury Notes
1,943,000	2.00%, 4/30/24	2,039,239
1,332,000	2.25%, 2/15/27	1,426,229
Total U.S. Treasury Obligations (Cost $3,455,057)		3,465,468

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (4.3%)
1,118,444	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.1%(d)	$1,118,444
Total Investment in Affiliates (Cost $1,118,444)		1,118,444

Total Investments (Cost $25,865,072) - 99.7%		26,222,268
Other assets in excess of liabilities — 0.3%		88,477
Net Assets - 100.0%		$26,310,745

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2021.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
Q-SBLF	Qualified School Bond Loan Fund
SCH BD GTY	School Board Guaranty
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.9%)
$679,809	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 7/28/21 @ 100*(a)(b)	$697,766
20,931	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 6/25/21 @ 100*(a)(c)	21,230
634,280	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 4/25/26 @ 100*(b)	661,781
967,500	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	981,819
838,062	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(b)	852,207
31	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 6/25/21 @ 100*(a)	31
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	442,399
928,625	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(b)	986,781
31,706	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 6/25/21 @ 100*(b)	31,640
937,542	Textainer Marine Containers VIII, Ltd., Series 2AA, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(b)	949,676
1,022,875	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(b)	1,005,290
985,833	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(b)	977,628
500,000	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(b)	500,575
280,200	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	286,576
600,000	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*	599,969
530,000	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(b)	530,000
Total Asset Backed Securities (Cost $9,447,283)		9,525,368

Mortgage Backed Securities† (17.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
424,611	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.65% (US0001M + 54 bps), 8/25/35, Callable 6/25/21 @ 100	428,107
62,949	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.07%, 11/25/36, Callable 5/25/22 @ 100*(a)	42,093
7,164	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36, Callable 6/25/21 @ 100*(a)(c)	7,264
		477,464

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities (0.7%)
$11,380	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 6/25/21 @ 100*	$11,367
32,497	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/21 @ 100*	28,813
22,511	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 6/25/21 @ 100*	12,016
53,951	Countrywide Alternative Loan Trust, Series 2005- 46CB, Class A3, 5.50%, 10/25/35, Callable 6/25/21 @ 100*	49,862
7,165	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 6/25/21 @ 100*	6,827
8,062	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 6/25/21 @ 100*	8,314
25,324	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 6/25/21 @ 100*	17,636
165,817	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 6/25/21 @ 100*	109,597
185,807	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 10/25/27 @ 100*	118,479
3,376	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33, Callable 6/25/21 @ 100*	3,402
2,608	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 6/25/21 @ 100*	2,414
18,430	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 8/25/22 @ 100*	18,660
45,000	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/21 @ 100*	45,583
38,969	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 6/25/21 @ 100*	40,621
19,629	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/21 @ 100*	20,453
17,492	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 12/25/21 @ 100*	17,260
2,018	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 6/25/21 @ 100*	2,092
9,364	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 6/25/21 @ 100*	9,498
14,456	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 6/25/21 @ 100*	13,810
191,552	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 6/25/21 @ 100*	154,256

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$117,584	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36, Callable 3/25/22 @ 100*	$70,130
Prime Adjustable Rate Mortgage Backed Securities (2.3%)		761,090
4,653	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 2.97%, 6/25/36, Callable 6/25/21 @ 100*(a)	3,896
140,524	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.01%, 8/25/35, Callable 6/25/21 @ 100*(a)	142,278
1,339,770	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(b)	1,332,839
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.81% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	500,596
150,000	Mello Warehouse Securitization Trust, Series 2021-1, Class 21-C, 1.21% (US0001M + 110 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	150,411
270,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b)	270,676
15,360	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 1.94%, 4/25/29, Callable 6/25/21 @ 100*(a)	15,050
4,363	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.75%, 6/25/36, Callable 6/25/21 @ 100*(a)	3,437
Prime Fixed Mortgage Backed Securities (3.4%)		2,419,183
2,882	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 6/25/21 @ 100*	2,347
130,175	Chaseflex Trust, Series 2006-2, Class A5, 4.51%, 9/25/36, Callable 8/25/22 @ 100*(a)	131,168
20,247	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	21,352
2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/21 @ 100*	2,009
34,352	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35, Callable 6/25/21 @ 100*	34,815
4,377	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 6/25/21 @ 100*	4,517
4,752	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 6/25/21 @ 100*	4,950
77,059	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 6/25/21 @ 100	50,347
95,576	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 6/25/21 @ 100*	43,142
11	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21, Callable 6/25/21 @ 100*	11
113	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	118

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$127,418	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 9/25/23 @ 100*(a)(b)	$127,836
1,677	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 6/25/21 @ 100*(a)(c)	1,721
17,983	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.72%, 4/25/36, Callable 7/25/21 @ 100*(a)	16,565
22,328	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 6/25/21 @ 100*	22,316
1,000,000	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/1/51(a)(b)	1,023,594
24,762	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 2/25/24 @ 100*	26,357
650,633	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(b)	654,497
4,294	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 6/25/21 @ 100*	4,333
115,251	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 6/25/21 @ 100*	115,632
331,191	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.86%, 2/25/43, Callable 6/25/21 @ 100*(a)(b)	332,071
36,782	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 6/25/21 @ 100*	7,585
207,005	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 6/25/21 @ 100*	206,127
5,566	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 6/25/21 @ 100*	5,851
52,943	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 5/25/28 @ 100*	56,358
223,681	Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A3, 3.43%, 9/25/49, Callable 12/25/22 @ 100*(a)(b)	224,122
224,668	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 7/25/22 @ 100*(a)(b)	228,492
213,600	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 9/20/21 @ 100*(a)(b)	217,038
		3,565,271
Subprime Mortgage Backed Securities (1.0%)
418,282	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/24 @ 100*(a)(b)	430,150
187,682	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 7/25/25 @ 100*(a)(b)	194,236
446,886	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(a)(b)	464,724
		1,089,110

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities (9.2%)
$150,222	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	$ 154,771
271,711	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	279,826
427,616	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	441,831
414,486	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	425,474
202,014	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	207,579
177,980	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	184,544
662,242	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	681,055
238,110	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	246,634
78,270	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	81,029
10,375	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	10,448
230,106	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	235,863
150,742	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	157,321
227,596	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	237,409
72,610	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	76,063
717,592	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	767,801
97,710	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	104,711
376,522	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	394,308
85,409	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	90,227
338,041	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	358,230
770,567	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	862,820
915,912	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(a)	1,039,425
25,069	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	26,858
14,210	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/21 @ 100*(a)(c)	15,241
242	Fannie Mae, 5.00%, 8/1/33, Pool #730856	276
126	Fannie Mae, 5.00%, 7/1/35, Pool #832198	145
188	Fannie Mae, 5.50%, 2/1/33, Pool #683351	217
108	Fannie Mae, 5.50%, 9/1/34, Pool #725773	126
1,524	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	1,704
2,036	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	2,125
574	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	581
28,322	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.36%, 8/25/42, Callable 6/25/21 @ 100*(a)	29,556

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$44,748	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	$45,699
57,257	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	57,698
40,915	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	41,203
127,015	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	131,379
117,655	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	120,821
3,044	Freddie Mac, 2.25% (H15T1Y + 213 bps), 4/1/24, Pool #409624	3,053
364,925	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	374,474
112,075	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41, Callable 10/15/31 @ 100*	116,379
250,240	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	258,502
122,841	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	130,854
206,188	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	218,826
140,909	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	151,955
52,562	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	56,595
681	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	722
205	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	231
1,325	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,496
782	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	926
9,491	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	10,722
473	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	518
430	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 7/15/21 @ 100*	438
159,752	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	165,792
338,911	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	358,095
133,562	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	143,717
247,112	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	257,060
21,393	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	22,816
1,206	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	1,222
7,548	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	8,420
2,548	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	2,683
		9,796,494
Total Mortgage Backed Securities (Cost $17,668,542)		18,108,612

Corporate Bonds (32.0%)
Aerospace & Defense (1.4%)
1,450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	1,526,801

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued
Airlines (1.0%)
$995,426	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	$1,100,269
Banks (4.3%)
1,940,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	2,046,356
1,100,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,116,376
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,409,700
		4,572,432
Beverages (0.8%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @100*	853,313
Capital Markets (2.3%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,420,863
1,000,000	LSEGA Financing PLC, 1.38%, 4/6/26, Callable 3/6/26 @ 100 *(b)	1,004,796
		2,425,659
Diversified Financial Services (0.8%)
850,000	Korea Development Bank, 2.75%, 3/19/23	885,334
Diversified Telecommunication Services (1.4%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *(b)	1,445,783
Electric Utilities (1.0%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	1,091,804
Entertainment (0.7%)
715,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100*	712,038
Equity Real Estate Investment Trusts (0.2%)
205,277	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	209,500
Food Products (2.3%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,212,027
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(b)	313,779
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(b)	894,716
		2,420,522
Health Care Providers & Services (3.4%)
700,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	726,153
795,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	831,703
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	1,079,167
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @100*	983,823
		3,620,846
Hotels, Restaurants & Leisure (2.9%)
1,500,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	1,636,885
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	356,319
1,000,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100*	1,053,660
		3,046,864
Household Durables (0.7%)
620,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	683,215

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued
Insurance (1.1%)
$1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	$1,158,934
Internet & Direct Marketing Retail (1.0%)
1,000,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100*	1,078,023
IT Services (1.0%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,103,763
Oil, Gas & Consumable Fuels (1.9%)
1,000,000	HollyFrontier Corp., 2.63%, 10/1/23	1,033,723
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100*	1,012,224
		2,045,947
Semiconductors & Semiconductor Equipment (1.7%)
1,245,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100*	1,424,954
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100*	330,135
		1,755,089
Specialty Retail (1.1%)
1,000,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100*	1,169,076
Technology Hardware, Storage & Peripherals (1.0%)
1,000,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,104,857
Total Corporate Bonds (Cost $32,944,712)		34,010,069

Taxable Municipal Bonds (18.9%)
Georgia (1.7%)
1,665,000	State of Georgia, Build America Bonds, GO, Series H,4.50%,11/1/25	1,829,101

Kentucky (0.7%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	762,387

Massachusetts (1.2%)
1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	1,217,291

Michigan (1.4%)
500,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @ 100	497,089
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @ 100	1,031,460
		1,528,549
New York (1.3%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @ 100	1,360,273
Oklahoma (2.6%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @ 100	541,453
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @ 100	452,446
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @ 100	1,793,966
		2,787,865

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued
Oregon (1.9%)
$1,000,000	State of Oregon, GO, Series O, 1.60%, 8/1/31, Continuously Callable @ 100	$979,497
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @ 100	978,029
		1,957,526
Pennsylvania (1.2%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,284,475
Texas (4.8%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,193,665
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,217,236
675,000	Country of Galveston Texas, Build America Bonds, GO, 5.91%, 2/1/29	800,779
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	967,291
1,000,000	Texas Transportation Commission, GO, 1.78%, 10/1/32	969,342
		5,148,313

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued
Washington (2.1%)
$1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @ 100	$1,185,506
1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	1,058,044
Total Taxable Municipal Bonds (Cost $19,713,994)		2,243,550
		20,119,330

U.S. Government Agency Securities (2.8%)
Federal Home Loan Banks
1,000,000	0.65%, 4/28/26, Callable 7/28/21 @ 100*(a)	1,000,357
1,000,000	1.00%, 4/26/29, Callable 7/26/21 @ 100*(a)	1,000,019
1,000,000	1.30%, 3/17/27, Callable 6/17/21 @ 100*	997,566
Total U.S. Government Agency Securities (Cost $3,000,000)		2,997,942

U.S. Treasury Obligations (16.0%)
U.S. Treasury Notes
3,255,000	1.13%, 2/15/31	3,119,205
4,557,000	1.38%, 10/15/22	4,635,679
4,547,000	2.00%, 4/30/24	4,772,219
4,233,000	2.25%, 2/15/27	4,532,452
Total U.S. Treasury Obligations (Cost $16,836,758)		17,059,555

Investment in Affiliates (4.9%)
5,260,458	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	5,260,458
Total Investment in Affiliates (Cost $5,260,458)		5,260,458

Total Investments (Cost $104,871,747) - 100.6%		107,081,334
Liabilities in excess of other assets — (0.6)%		(655,442)
Net Assets - 100.0%		$106,425,892

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2021.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (19.9%)
$375,000	AB Issuer LLC, Series 2021-1, Class A2, 3.73%, 7/30/51, Callable 1/30/26 @ 100*(a)	$377,121
151,548	ABFC Trust, Series 2005-AQ1, Class A6, 4.59%, 1/25/35, Callable 6/25/21 @ 100*(b)(c)	157,135
286,261	ABFC Trust, Series 2005-HE2, Class M3, 0.89% (US0001M + 78 bps), 6/25/35, Callable 6/25/21@100*	287,297
600,000	Amur Equipment Finance Receivables LLC, Series 2021-1A, Class E, 4.13%, 3/20/28, Callable 2/20/25 @ 100*(d)	599,459
570,813	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.01% (US0001M + 90 bps), 8/25/34, Callable 6/25/21 @ 100*	558,769
338,753	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 0.46% (US0001M + 56 bps), 1/25/35, Callable 6/25/21 @ 100*(a)	335,598
19,868	Bayview Financial Mortgage Pass Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35, Callable 6/28/21 @ 100*(b)	19,822
31,034	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57, Callable 4/28/22 @ 100*(a)(b)	31,534
148,483	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.39% (US0001M + 130 bps), 3/25/37, Callable 10/25/22 @ 100*(a)	148,301
23,428	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 6/25/21 @ 100*	24,184
14,216	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35, Callable 6/25/21 @ 100*(b)(c)	14,192
52	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 4.66%, 5/25/35, Callable 6/25/21 @ 100*(b)(c)	52
163,238	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 1.69% (US0001M + 160 bps), 9/25/35, Callable 3/25/22 @ 100*(a)	165,178
200,183	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 4.89%, 12/25/37, Callable 6/25/21 @ 100*(a)(b)(c)	203,236
33,116	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.80%, 11/25/34, Callable 6/25/21 @ 100*(b)(c)	33,603
244,831	GSAMP Trust, Series 2006-HE1, Class M1, 0.68% (US0001M + 39 bps), 1/25/36, Callable 6/25/21 @ 100*	244,732
182,490	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 2.19% (US0001M + 210 bps), 7/25/34, Callable 6/25/21 @ 100*	182,935
504,350	Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1.44% (US0001M + 135 bps), 3/25/33, Callable 6/25/21 @ 100*	507,215
290,000	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, 4/30/51, Callable 10/30/26 @ 100*(a)	296,858
464,250	NovaStar Mortgage Funding Trust, Series 2003-4, Class A1, 0.83% (US0001M + 74 bps), 2/25/34, Callable 6/25/21 @ 100*	457,154

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities, continued
$62,084	Quest Trust, Series 2005-X1, Class M2, 1.29% (US0001M + 120 bps), 3/25/35, Callable 6/25/21 @ 100*(a)	$62,130
27,413	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.62%, 12/25/34, Callable 6/25/21 @ 100*(b)(c)	28,374
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34, Callable 6/25/21 @ 100*(b)	50,880
78,264	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 0.24% (US0001M + 15 bps), 1/25/47, Callable 7/25/23 @ 100*	77,626
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34, Callable 6/25/21 @ 100*(b)	153,599
Total Asset Backed Securities (Cost $4,956,989)		5,016,984

Mortgage Backed Securities† (30.0%)
Alt-A - Fixed Rate Mortgage Backed Securities (3.7%)
22,030	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC3, Class A1, 5.25%, 6/25/34, Callable 6/25/21 @ 100*(b)(c)	22,742
15,974	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34, Callable 6/25/21 @ 100*	16,401
17,720	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34, Callable 6/25/21 @ 100*	18,202
99,860	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33, Callable 6/25/21 @1 00*	103,159
36,574	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34, Callable 6/25/21 @ 100*	37,063
34,154	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 6/25/21 @ 100*	34,910
12,130	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 6/25/21 @ 100*	12,631
103,890	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 6/25/21 @ 100*	107,839
137,667	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 6/25/21 @ 100*	142,880
37,388	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 6/25/21 @ 100*	38,573
294,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 6/25/21 @ 100*	307,391
67,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 6/25/21 @ 100*	67,623
21,291	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.15%, 2/25/34, Callable 6/25/21 @ 100*(b)(c)	21,470
		930,884

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities (13.0%)
$57,758	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.13%, 8/25/34, Callable 6/25/21 @ 100*(b)	$59,045
100,860	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.10%, 8/25/33, Callable 6/25/21 @ 100*(b)	104,661
422,028	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(a)	419,844
702,249	LSTAR Securities Investment, Ltd., Series 2019-3, Class A2, 3.61% (US0001M + 250 bps), 4/1/24, Callable 5/1/23 @ 100*(a)	704,859
530,000	LSTAR Securities Investment, Ltd., Series 2019-4, Class A2, 3.61% (US0001M + 250 bps), 5/1/24(a)	543,712
500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.34% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	501,241
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class G, 4.48% (US0001M + 438 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	502,484
136,713	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 0.36% (US0001M + 25 bps), 2/26/37(a)	137,147
38,079	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.48%, 9/25/34, Callable 6/25/21 @ 100*(b)	38,947
36,046	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 2.65%, 7/25/34, Callable 6/25/21 @ 100*(b)	38,626
153,094	Terwin Mortgage Trust, Series 2006-9HGA, Class A2, 0.51% (US0001M + 20 bps), 10/25/37, Callable 6/25/21 @ 100*(a)	152,004
83,404	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.85%, 6/20/44, Callable 1/20/22 @ 100*(a)(b)	84,433
		3,287,003
Prime Fixed Mortgage Backed Securities (8.1%)
134,861	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 6/25/21 @ 100*	138,916
18,725	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 6/25/21 @ 100*	19,061
345,000	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(d)	315,486
8,991	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 6/25/21 @ 100*	9,009
10,625	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 6/25/21 @ 100*	10,847
117,498	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 6/25/21 @ 100*	122,819
27,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 6/25/21 @ 100*	28,147
86,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 6/25/21 @ 100*	89,767

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$43,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 6/25/21 @ 100*	$43,860
225,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 6/25/21 @ 100*	228,094
107,655	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 6/25/21 @ 100*	108,220
51,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/21 @ 100*	51,218
51,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 6/25/21 @ 100*	51,789
10,924	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43, Callable 10/25/22 @ 100*(a)(b)	10,926
61,990	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 6/25/21 @ 100*	62,969
102,687	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 6/25/21 @ 100*	103,763
255,000	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.84% (US0001M + 475 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	255,359
315,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 5.34% (US0001M + 525 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	316,234
2,702	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43, Callable 6/25/22 @ 100*(b)	2,701
59,000	WaMu Mortgage Pass-Through Certificate, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 6/25/21 @ 100*	60,362
		2,029,547
U.S. Government Agency Mortgage Backed Securities (5.2%)
73,659	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	76,227
90,317	Fannie Mae, Series 2003-W14, Class 2A, 3.88%, 1/25/43, Callable 6/25/21 @ 100*(b)	94,621
191,980	Fannie Mae, Series 2003-W13, Class AF5, 4.78%, 10/25/33, Callable 6/25/21 @ 100*(b)(c)	216,717
129,037	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/21 @ 100*(b)(c)	138,398
143,651	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 6/25/21 @ 100*	158,604
173,408	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	187,512
194,644	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	211,204
178,000	Freddie Mac, 1.50%, 1/27/33, Callable 7/27/21 @ 100*	170,404
57,895	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 5/25/25 @ 100*	58,301
3,044	Government National Mortgage Assoc., Series 2013-176, Class BE, 7.16%, 3/16/46, Callable 6/16/21 @ 100*(b)	4,599
		1,316,587
Total Mortgage Backed Securities (Cost $7,467,639)		7,564,021

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds (26.6%)
Aerospace & Defense (2.3%)
$389,000	Boeing Co. (The), 8.75%, 9/15/31	$572,891
Airlines (3.0%)
416,780	Alaska Airlines Pass Through Trust, Class B, 8.00%, 2/15/27 (a)	467,898
284,164	American Airlines Pass-Through Trust, Class A, 4.95%,7/15/24	287,009
		754,907
Banks (3.3%)
543,000	Citigroup, Inc., 4.00% (H15T5Y + 360 bps), 12/31/99, Callable 12/10/25 @ 100*	553,860
273,000	Wells Fargo & Co., 3.90% (H15T5Y + 345 bps), 12/31/99, Callable 3/15/26 @ 100*	279,839
		833,699
Capital Markets (4.4%)
500,000	Goldman Sachs Group, Inc. (The), 3.80% (H15T5Y + 297 bps), 12/31/99, Callable 5/10/26 @ 100*	500,750
605,000	Goldman Sachs Group, Inc. (The), 5.00% (US0003M + 287 bps), 12/31/99, Callable 11/10/22 @ 100*	608,128
		1,108,878
Chemicals (1.8%)
400,000	Monsanto Co., 5.50%, 7/30/35	457,608
Oil, Gas & Consumable Fuels (3.4%)
287,000	HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100*	300,858
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100*	30,836
425,000	ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100*	538,911
		870,605
Sovereign Bond (1.8%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100*	447,137

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (1.1%)
$209,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100*	$276,196
Tobacco (5.5%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100*	221,366
546,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100*	618,642
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	217,404
227,000	Reynolds American, Inc., 8.13%, 5/1/40	323,527
Total Corporate Bonds (Cost $6,689,458)		1,380,939
		6,702,860
U.S. Government Agency Securities (8.0%)
Federal Farm Credit Banks
1,000,000	1.99%, 9/24/40, Callable 9/24/21 @ 100*	936,263
150,000	2.00%, 5/14/40, Callable 5/14/25 @ 100*	141,401
230,000	2.13%, 5/21/40, Callable 6/17/21 @ 100*	221,207
		1,298,871
Federal Home Loan Banks
220,000	1.92%, 6/4/37, Callable 6/17/21 @ 100*	211,081
220,000	1.95%, 6/3/36, Callable 6/17/21 @ 100*	214,197
285,000	2.00%, 5/4/35, Callable 6/17/21 @ 100*	281,892
Total U.S. Government Agency Securities (Cost $2,104,514)		707,170
		2,006,041
Investment Companies (4.3%)
12,511	iShares IBoxx High Yield Corporate Bond ETF, 4.65%	1,090,709
Total Investment Companies (Cost $1,086,674)		1,090,709

Investment in Affiliates (10.9%)
2,747,312	Cavanal Hill Government Securities Money Market
	Fund, Select Shares, 0.01%(e)	2,747,312
Total Investment in Affiliates (Cost $2,747,312)		2,747,312

Total Investments (Cost $25,052,586) - 99.7%		25,127,927
Other assets in excess of liabilities — 0.3%		66,165
Net Assets - 100.0%		$25,194,092

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2021.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2021, illiquid securities were 3.6% of the Fund's net assets.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (104.4%)
Alaska (0.3%)
$100,000	City of Valdez Alaska Revenue, Series C, 0.02%, 12/1/29, Continuously Callable @ 100, GTY(a)	$100,000
Colorado (4.3%)
1,505,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 0.04%, 11/1/40, Continuously Callable @ 100, Barclays Bank(a)	1,505,000
Connecticut (2.2%)
750,000	Town of Griswold CT, GO, 1.25%, 7/19/21	750,837
District of Columbia (3.8%)
1,325,000	Metropolitan Washington Airports Authority Revenue, Series D-1, 0.05%, 10/1/39, Continuously Callable @ 100, LOC(a)	1,325,000
Florida (4.0%)
1,400,000	Palm Beach County Revenue, 0.05%, 7/1/32, Callable 7/1/21 @ 100, Northern Trust Co.*(a)	1,400,000
Illinois (16.7%)
1,400,000	Channahon Illinois, Morris Hospital Revenue, 0.04%, 12/1/34, Continuously Callable @ 100, U.S. Bank NA(a)	1,400,000
130,000	City of Monmouth IL, GO, 4.00%, 12/1/21, BAM	132,137
165,000	City of Waukegan IL Water & Sewer System Revenue, 4.00%, 12/30/21, AGM	168,528
525,000	Cook County Community Unit School District No 401 Elmwood Park, GO, 3.00%, 12/1/21	532,214
340,000	Cook County School District No 162 Matteson, GO, Series B, 3.00%, 12/1/21, BAM	344,501
405,000	Cook County School District No 88 Bellwood, GO, 4.00%,12/1/22	426,903
145,000	County of Du Page IL, GO, 4.00%, 7/1/21	145,450
200,000	Kankakee & Will Counties Community Unit School District No 5, GO, 5.00%, 12/1/21, BAM	204,735
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%,12/1/22, BAM	106,402
1,300,000	Village of Brookfield IL Revenue, 0.07%, 6/1/38, Continuously Callable @100, Northern Trust Co.(a)	1,300,000
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGC: ASSURED GUARANTY CORP	363,535
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	177,075
500,000	Williamson & Johnson Counties Community Unit School District No 2 Marion, GO, 2.00%, 12/1/21, BAM	503,762
		5,805,242
Indiana (13.5%)
1,400,000	Beech Grove Central School Building Corp. Revenue, 2.00%, 7/15/21, Continuously Callable @ 100	1,400,680
500,000	Brownsburg 1999 School Building Corp. Revenue, 1.50%, 5/13/22, Continuously Callable @ 100	502,141
750,000	Hamilton Southeastern Consolidated School Building Corp. Revenue, 2.00%, 7/15/21	750,866
750,000	Hamilton Southeastern Schools, GO, Series B, 3.00%, 12/31/21, ST INTERCEPT	761,237
400,000	Lafayette School Corp., GO, 4.00%, 7/15/21, ST INTERCEPT	401,678

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued
Indiana, continued:
$850,000	Lafayette School Corp., GO, 4.00%, 1/15/22, ST INTERCEPT	$868,838
		4,685,440
Kentucky (4.7%)
380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22, ST INTERCEPT	399,872
200,000	Kentucky Association of Counties Finance Corp. Revenue, 2.00%, 2/1/23	204,893
1,000,000	Kentucky Interlocal School Transportation Association, 1.25%, 3/1/23, STATE INTERCEPT PROG FOR HIGHER ED	1,014,528
		1,619,293
Lousiana (1.0%)
325,000	Lafourche Parish School Board, GO, 5.00%, 3/1/22	336,308
Minnesota (4.0%)
1,400,000	City of Minneapolis MN Revenue, Series B, 0.06%, 12/1/27, Callable 7/1/21 @ 100, WELLS FARGO*(a)	1,400,000
Mississippi (4.0%)
400,000	County of Jackson MS Revenue, 0.01%, 6/1/23, Callable 7/1/21 @ 100*(a)	400,000
1,000,000	Mississippi Business Finance Corp. Revenue, Series G, 0.01%, 11/1/35, Callable 7/1/21 @ 100*(a)	1,000,000
		1,400,000
Missouri (1.2%)
200,000	Nixa Public Schools, 4.00%, 4/1/22	206,056
185,000	Nixa Public Schools, 4.00%, 4/1/23	197,123
		403,179
Nevada (3.9%)
1,350,000	County of Clark Nevada Industrial Development Revenue, Series A, 0.08%, 12/1/39, Continuously Callable @ 100, Bank of America(a)	1,350,000
Oregon (3.5%)
1,200,000	State of Oregon, GO, 0.05%, 12/1/36, Continuously Callable @ 100, Unicredit SpA(a)	1,200,000
Pennsylvania (4.1%)
125,000	City of Allentown PA, GO, 4.00%, 10/1/21, BAM	126,491
1,300,000	Philadelphia Pennsylvania, GO, Series B, 0.04%, 8/1/31, Continuously Callable @ 100, Barclays Bank(a)	1,300,000
		1,426,491
Rhode Island (4.0%)
1,400,000	Rhode Island Health and Educational Building Corp. Revenue, 0.04%, 9/1/43, Callable 7/1/21 @ 100, Northern Trust Co.*(a)	1,400,000
Tennessee (10.8%)
400,000	Clarksville Public Building Authority Revenue, 0.04%, 1/1/33, Callable 7/1/21 @ 100, BAM*(a)	400,000
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	262,573
500,000	County of Hawkins TN, GO, 3.00%, 3/1/22	510,168
1,200,000	Loudon Industrial Development Board Revenue, 0.05%, 6/1/23, Continuously Callable @ 100, CITI: CITIGROUP(a)	1,200,000

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued
Tennessee, continued:
$1,400,000	Montgomery County Public Building Authority Revenue, 0.11%, 11/1/27, Callable 7/1/21 @ 100, Bank of America*(a)	$1,400,000
		3,772,741
Texas (16.0%)
1,020,000	Austin Texas Hotel Occupancy Tax Revenue, 0.08%, 11/15/29, Continuously Callable @100, JPM(a)	1,020,000
215,000	City of Austin TX Revenue, 5.00%, 11/15/22, Continuously Callable @100, AGC: ASSURED GUARANTY CORP.	219,755
100,000	City of Elgin TX, GO, 4.00%, 7/15/22, AGC: ASSURED GUARANTY CORP.	104,085
100,000	City of Elgin TX, GO, 4.00%, 7/15/22, AGC: ASSURED GUARANTY CORP.	104,085
100,000	City of Elgin TX, GO, 4.00%, 7/15/23, AGC: ASSURED GUARANTY CORP.	107,580
100,000	City of Elgin TX, GO, 4.00%, 7/15/23, AGC: ASSURED GUARANTY CORP.	107,580
200,000	Fort Bend County Municipal Utility District No.130,GO,2.00%,9/1/21,AGM	200,554
265,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/22, AGM	268,526
165,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/22, AGC: ASSURED GUARANTY CORP.	169,548
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGC: ASSURED GUARANTY CORP.	191,060

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued
Texas, continued:
$380,000	Fort Bend County Municipal Utility District No 169, GO, 3.00%, 12/1/21, AGM	$384,744
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	717,064
170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%,9/1/22,AGM	175,722
375,000	Harris County Municipal Utility District NO 278, GO,4.00%,9/1/23	404,626
365,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/21, AGM	366,529
570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	581,952
125,000	Remington Municipal Utility District No 1, GO, 4.00%,9/1/21,AGM	126,147
165,000	Sienna Plantation Municipal Utility District No 12, GO, 3.00%, 9/1/22, AGC: ASSURED GUARANTY CORP.	170,680
150,000	Spring West Municipal Utility District, GO, 3.00%, 9/1/21,AGM	151,036
		5,571,273
Wisconsin (2.4%)
830,000	City of Park Falls WI Water & Sewer System Revenue, 3.00%, 3/1/22	845,132
Total Municipal Bonds (Cost $36,277,503)		36,295,936

Investment in Affiliates (0.2%)
57,064	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	57,064
Total Investment in Affiliates (Cost $57,064)		57,064

Total Investments (Cost $36,334,567) - 104.6%		36,353,000
Liabilities in excess of other assets — (4.6)%		(1,587,029)
Net Assets - 100.0%		$34,765,971

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2021.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (54.6%)
Aerospace & Defense (0.7%)
317	General Dynamics Corp.	$60,201
41	HEICO Corp.	5,759
38	HEICO Corp., Class A	5,034
150	L3Harris Technologies, Inc.	32,709
257	Lockheed Martin Corp.	98,225
75	Northrop Grumman Corp.	27,440
62	Raytheon Technologies Corp.	5,500
32	Teledyne Technologies, Inc.(a)	13,423
245	The Boeing Co.(a)	60,520
40	TransDigm Group, Inc.(a)	25,954
		334,765
Air Freight & Logistics (0.1%)
140	United Parcel Service, Inc., Class B	30,044
Airlines (1.0%)
20,000	American Airlines Group, Inc.(a)	484,800
694	Delta Air Lines, Inc.(a)	33,090
118	Southwest Airlines Co.(a)	7,252
		525,142
Auto Components (0.2%)
1,563	BorgWarner, Inc.	80,166
869	Gentex Corp.	30,850
59	Lear Corp.	11,408
		122,424
Automobiles (0.2%)
167	Tesla, Inc.(a)	104,412
Banks (1.8%)
1,872	Bank of America Corp.	79,354
728	Citigroup, Inc.	57,301
311	East West Bancorp, Inc.	23,256
2,388	JPMorgan Chase & Co.	392,205
735	People's United Financial, Inc.	13,899
69	SVB Financial Group(a)	40,219
170	The PNC Financial Services Group, Inc.	33,096
1,779	Truist Financial Corp.	109,907
2,199	U.S. Bancorp	133,655
283	Western Alliance Bancorp	28,303
		911,195
Beverages (0.7%)
63	Coca-Cola Consolidated, Inc.	25,510
567	Monster Beverage Corp.(a)	53,451
1,300	PepsiCo, Inc.	192,322
1,864	The Coca-Cola Co.	103,061
		374,344
Biotechnology (1.0%)
1,515	AbbVie, Inc.	171,498
252	Amgen, Inc.	59,961
225	Biogen, Inc.(a)	60,183
450	Eagle Pharmaceuticals,Inc.(a)	17,829
589	Exact Sciences Corp.(a)	65,102
308	Exelixis, Inc.(a)	6,945
439	Gilead Sciences, Inc.	29,022
50	Moderna, Inc.(a)	9,251
121	Neurocrine Biosciences, Inc.(a)	11,643
31	Regeneron Pharmaceuticals, Inc.(a)	15,575
347	Sage Therapeutics, Inc.(a)	24,151
37	Sarepta Therapeutics, Inc.(a)	2,799
125	Vertex Pharmaceuticals, Inc.(a)	26,079
		500,038
Building Products (0.3%)
266	Allegion PLC	37,368
171	Carrier Global Corp.	7,854

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Building Products, continued:
184	CSW Industrials, Inc.	$22,415
146	Lennox International, Inc.	51,090
366	Patrick Industries, Inc.	31,366
245	Simpson Manufacturing Co, Inc.	27,518
		177,611
Capital Markets (2.4%)
260	Ameriprise Financial, Inc.	67,558
83	BlackRock, Inc.	72,794
492	CME Group, Inc.	107,630
307	Cohen & Steers, Inc.	22,451
658	Evercore, Inc.	95,976
1,057	GAMCO Investors, Inc., Class A	27,070
221	Hamilton Lane, Inc., Class A	19,972
313	Houlihan Lokey, Inc.	23,441
526	Intercontinental Exchange, Inc.	59,375
395	LPL Financial Holdings, Inc.	58,413
10	MarketAxess Holdings, Inc.	4,665
73	Moody's Corp.	24,481
195	MSCI, Inc.,Class A	91,285
414	Nasdaq, Inc.	69,328
290	PJT Partners, Inc., Class A	21,118
187	S&P Global, Inc.	70,961
315	Stifel Financial Corp.	21,823
332	StoneX Group, Inc.(a)	22,476
329	T. Rowe Price Group, Inc.	62,954
147	The Bank of New York Mellon Corp.	7,656
213	The Charles Schwab Corp.	15,730
637	The Goldman Sachs Group, Inc.	236,977
		1,204,134
Chemicals (0.9%)
578	AdvanSix, Inc.(a)	18,299
156	Air Products & Chemicals, Inc.	46,747
158	Axalta Coating Systems, Ltd.(a)	5,126
1,556	CF Industries Holdings, Inc.	82,733
146	Chase Corp.	15,476
1	Corteva, Inc.	45
1,431	Dow, Inc.	97,909
226	Ecolab, Inc.	48,608
512	Hawkins, Inc.	17,418
159	Innospec, Inc.	16,076
465	Koppers Holdings, Inc.(a)	16,122
41	Linde PLC	12,325
928	Olin Corp.	45,370
46	PPG Industries, Inc.	8,267
5	The Scotts Miracle-Gro Co.	1,087
185	Westlake Chemical Corp.	18,661
		450,269
Commercial Services & Supplies (0.3%)
279	Cintas Corp.	98,638
417	Waste Management, Inc.	58,663
		157,301
Communications Equipment (0.6%)
144	Arista Networks, Inc.(a)	48,870
2,592	Cisco Systems, Inc.	137,117
356	Palo Alto Networks, Inc.(a)	129,317
		315,304
Construction & Engineering (0.4%)
616	Jacobs Engineering Group, Inc.	87,521
681	Primoris Services Corp.	21,649
867	Quanta Services, Inc.	82,668

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Construction & Engineering, continued:
1,013	Sterling Construction Co, Inc.(a)	$22,793
		214,631
Construction Materials (0.1%)
177	Vulcan Materials Co.	32,448
Consumer Finance (0.3%)
382	Capital One Financial Corp.	61,418
663	Enova International, Inc.(a)	25,108
587	Onemain Holdings, Inc.	33,952
615	Synchrony Financial	29,157
157	World Acceptance Corp.(a)	25,216
		174,851
Containers & Packaging (0.5%)
317	Amcor PLC	3,741
263	AptarGroup, Inc.	38,742
688	Ball Corp.	56,526
1,346	Berry Global Group, Inc.(a)	91,811
222	Packaging Corp. of America	33,000
669	Silgan Holdings, Inc.	28,185
327	UFP Technologies, Inc.(a)	17,802
		269,807
Distributors (0.1%)
192	Genuine Parts Co.	25,175
65	Pool Corp.	28,376
		53,551
Diversified Consumer Services (0.3%)
113	Bright Horizons Family Solutions, Inc.(a)	15,620
476	Chegg, Inc.(a)	36,609
152	H&R Block, Inc.	3,773
1,758	Perdoceo Education Corp.(a)	21,430
1,209	Stride, Inc.(a)	32,498
465	Terminix Global Holdings, Inc.(a)	22,943
		132,873
Diversified Financial Services (0.5%)
499	Berkshire Hathaway, Inc., Class B(a)	144,430
2,259	Jefferies Financial Group, Inc.	72,582
357	Voya Financial, Inc.	23,391
		240,403
Diversified Telecommunication Services (0.5%)
3,223	AT&T, Inc.	94,853
2,800	Verizon Communications, Inc.	158,172
		253,025
Electric Utilities (0.7%)
95	American Electric Power Co., Inc.	8,170
75	Duke Energy Corp.	7,516
249	Exelon Corp.	11,235
1,498	NextEra Energy, Inc.	109,683
500	OGE Energy Corp.	17,250
397	Otter Tail Corp.	19,044
686	Pinnacle West Capital Corp.	58,022
2,373	PPL Corp.	69,078
3,000	Spark Energy, Inc., Class A	31,170
87	Xcel Energy, Inc.	6,167
		337,335
Electrical Equipment (0.6%)
162	Acuity Brands, Inc.	30,091
519	Emerson Electric Co.	49,663
225	Generac Holdings,Inc.(a)	73,962
580	Regal-Beloit Corp.	82,493
66	Rockwell Automation, Inc.	17,406
1,107	Vertiv Holdings Co.	27,476
		281,091

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Electronic Equipment, Instruments & Components (0.9%)
1,254	Amphenol Corp., Class A	$84,344
608	CDW Corp.	100,576
2,932	Corning, Inc.	127,923
485	Keysight Technologies, Inc.(a)	69,054
1,157	Kimball Electronics, Inc.(a)	25,894
245	National Instruments Corp.	9,996
803	Sanmina Corp.(a)	33,814
		451,601
Energy Equipment & Services (0.2%)
572	Cactus, Inc., Class A	20,043
1,506	National Energy Services Reunited Corp.(a)	19,322
2,166	Schlumberger NV	67,861
		107,226
Entertainment (0.7%)
365	Activision Blizzard, Inc.	35,496
1,122	Lions Gate Entertainment Corp., Class A(a)	21,857
165	Netflix, Inc.(a)	82,964
55	Spotify Technology SA(a)	13,286
248	Take-Two Interactive Software, Inc.(a)	46,019
666	The Walt Disney Co.(a)	118,981
2,797	Zynga,Inc.,Class A(a)	30,319
		348,922
Equity Real Estate Investment Trusts (2.1%)
1,058	American Homes 4 Rent, Class A	40,278
165	American Tower Corp.	42,151
869	Care Trust REIT, Inc.	20,230
489	Corporate Office Properties Trust	13,496
889	Crown Castle International Corp.	168,466
1,127	CubeSmart	49,351
828	Digital Reality Trust, Inc.	125,492
965	Duke Realty Corp.	44,834
18	Equinix, Inc.	13,261
411	Equity LifeStyle Properties, Inc.	29,123
310	Equity Residential	24,009
331	Extra Space Storage, Inc.	49,587
1,473	Getty Realty Corp.	45,854
686	Host Hotels & Resorts, Inc.(a)	11,779
91	Innovative Industrial Properties,Inc.	16,401
1,358	Lamar Advertising Co.	142,346
374	PotlatchDeltic Corp.	22,515
390	Prologis, Inc.	45,958
135	PS Business Parks, Inc.	20,920
167	Public Storage	47,174
50	SBA Communications Corp.	14,906
46	Simon Property Group, Inc.	5,911
252	SL Green Realty Corp.	19,963
333	Welltower, Inc.	24,898
		1,038,903
Food & Staples Retailing (0.8%)
390	BJ's Wholesale Club Holdings, Inc.(a)	17,468
280	Costco Wholesale Corp.	105,915
320	Ingles Markets, Inc., Class A	19,821
1,224	Sysco Corp.	99,144
152	The Kroger Co.	5,621
145	Walgreens Boots Alliance, Inc.	7,636
1,089	Wal-Mart Stores, Inc.	154,671
		410,276
Food Products (0.5%)
121	General Mills, Inc.	7,606
456	Ingredion, Inc.	43,288
350	Kellogg Co.	22,922

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Food Products, continued:
165	Lamb Weston Holdings, Inc.	$13,611
93	Lancaster Colony Corp.	17,360
1,577	Mondelez International, Inc., Class A	100,187
180	The Hershey Co.	31,149
		236,123
Gas Utilities (0.1%)
666	UGI Corp.	30,669
Health Care Equipment & Supplies (1.9%)
1,081	Abbott Laboratories	126,099
15	ABIOMED, Inc.(a)	4,269
69	Align Technology, Inc.(a)	40,720
674	Baxter International, Inc.	55,349
246	Becton Dickinson & Co.	59,505
683	Danaher Corp.	174,944
32	DexCom, Inc.(a)	11,820
427	Edwards Lifesciences Corp.(a)	40,949
607	Hill-Rom Holdings, Inc.	67,547
904	Hologic, Inc.(a)	57,006
131	IDEXX Laboratories, Inc.(a)	73,112
477	Medtronic PLC	60,383
997	Quidel Corp.(a)	117,756
15	ResMed, Inc.	3,088
54	STERIS PLC	10,306
33	Teleflex, Inc.	13,272
39	The Cooper Cos, Inc.	15,345
1,116	Zynex, Inc.(a)	16,986
		948,456
Health Care Providers & Services (1.4%)
744	Adapthealth Corp.(a)	19,485
315	AMN Healthcare Services, Inc.(a)	27,940
450	Anthem, Inc.	179,199
96	Chemed Corp.	47,169
388	CVS Health Corp.	33,539
9	Guardant Health, Inc.(a)	1,117
32	HCA Healthcare, Inc.	6,873
528	Joint Corp. (The)(a)	37,530
180	Molina Healthcare, Inc.(a)	45,245
385	National Research Corp.	18,415
307	Quest Diagnostics,Inc.	40,423
838	Select Medical Holdings Corp.	33,579
281	The Ensign Group, Inc.	23,379
411	UnitedHealth Group, Inc.	169,299
		683,192
Health Care Technology (0.3%)
779	Computer Programs & System, Inc.	25,216
202	Teladoc Health, Inc.(a)	30,417
292	Veeva Systems, Inc.(a)	85,072
		140,705
Hotels, Restaurants & Leisure (2.2%)
551	Darden Restaurants, Inc.	78,920
803	DraftKings, Inc., Class A(a)	40,110
114	Hilton Worldwide Holdings, Inc.(a)	14,281
170	McDonald's Corp.	39,761
22,000	Norwegian Cruise Line Holdings, Ltd.(a)	701,800
370	Six Flags Entertainment Corp.(a)	16,809
1,635	Starbucks Corp.	186,194
72	Yum China Holdings, Inc.	4,870
119	Yum! Brands, Inc.	14,276
		1,097,021
Household Durables (0.1%)
525	Garmin, Ltd.	74,676

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Household Products (0.4%)
356	Central Garden & Pet Co.(a)	$19,555
320	Church & Dwight Co, Inc.	27,434
493	Colgate-Palmolive Co.	41,303
67	Kimberly-Clark Corp.	8,752
163	The Clorox Co.	28,807
647	The Procter & Gamble Co.	87,248
		213,099
Independent Power and Renewable Electricity Producers (0.0%^)
909	AES Corp.	23,097
12	NRG Energy, Inc.	386
		23,483
Industrial Conglomerates (0.6%)
1,111	3M Co.	225,577
93	Carlisle Cos, Inc.	17,886
257	Honeywell International, Inc.	59,344
54	Roper Technologies, Inc.	24,301
		327,108
Insurance (1.3%)
96	AON PLC, Class A.	24,324
213	Athene Holdings, Ltd. Class A(a)	13,340
874	Brighthouse Financial, Inc.(a)	42,529
27	Chubb, Ltd.	4,590
132	Cincinnati Financial Corp.	16,066
1,106	FNF Group	51,971
1,956	Heritage Insurance Holdings	16,293
80	Marsh & McLennan Cos., Inc.	11,068
1,931	Prudential Financial, Inc.	206,559
395	The Allstate Corp.	53,961
165	The Hanover Insurance Group, Inc.	23,016
1,087	The Hartford Financial Services Group, Inc.	71,035
203	The Progressive Corp.	20,113
46	Travelers Companies, Inc.	7,346
3,033	Unum Group	93,932
		656,143
Interactive Media & Services (2.1%)
110	Alphabet, Inc., Class A(a)	259,253
139	Alphabet, Inc., Class C(a)	335,207
710	Cargurus, Inc.(a)	20,036
1,062	Facebook, Inc., Class A(a)	349,111
475	Snap, Inc, Class A(a)	29,507
497	Yelp, Inc.(a)	19,935
735	ZoomInfo Technologies, Inc., Class A(a)	32,215
		1,045,264
Internet & Direct Marketing Retail (3.1%)
189	Amazoncom, Inc.(a)	609,160
307	Booking Holdings, Inc.(a)	724,996
405	eBay, Inc.	24,656
328	Etsy, Inc.(a)	54,031
847	Expedia Group, Inc.(a)	149,877
		1,562,720
IT Services (2.1%)
272	Accenture PLC, Class A	76,748
30	Akamai Technologies, Inc.(a)	3,426
819	Alliance Data Systems Corp.	99,140
119	Automatic Data Processing, Inc.	23,327
82	Booz Allen Hamilton Holding Corp.	6,964
96	CACI International, Inc., Class A(a)	24,476
612	CSG Systems International, Inc.	26,953
774	DXC Technology Co.(a)	29,350
192	Fidelity National Information Services, Inc.	28,604
94	Fiserv, Inc.(a)	10,829

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
IT Services, continued:
1,751	Hackett Group, Inc. (The)	$31,185
381	International Business Machines Corp.	54,765
21	Jack Henry & Associates, Inc.	3,237
188	Leidos Holdings, Inc.	19,317
516	MasterCard, Inc., Class A.	186,059
96	Okta,Inc.(a)	21,354
191	Paychex, Inc.	19,318
263	Paypal Holdings, Inc.(a)	68,385
434	The Western Union Co.	10,620
352	TTEC Holdings, Inc.	38,160
56	Twilio, Inc., Class A(a)	18,816
643	VeriSign, Inc.(a)	141,409
589	Visa, Inc., Class A	133,880
		1,076,322
Leisure Products (0.3%)
191	Hasbro, Inc.	18,330
1,040	Peloton Interactive, Inc., Class A(a)	114,723
345	YETI Holdings, Inc.(a)	30,222
		163,275
Life Sciences Tools & Services (1.1%)
845	Agilent Technologies, Inc.	116,720
15	Bio-Techne Corp.	6,207
74	Charles River Laboratories International, Inc.(a)	25,011
81	Illumina, Inc.(a)	32,857
495	Iqvia Holdings, Inc.(a)	118,879
149	Medpace Holdings, Inc.(a)	24,892
32	Mettler-Toledo International, Inc.(a)	41,630
292	Thermo Fisher Scientific, Inc.	137,094
130	Waters Corp.(a)	41,893
		545,183
Machinery (1.3%)
1,571	Allison Transmission Holdings, Inc.	66,469
108	Caterpillar, Inc.	26,037
56	Deere & Co.	20,221
296	DMC Global, Inc.(a)	15,679
148	Dover Corp.	22,274
1,755	Fortive Corp.	127,273
345	Graco, Inc.	26,123
1,749	Hillenbrand, Inc.	79,754
306	IDEX Corp.	68,134
189	Illinois Tool Works, Inc.	43,803
142	ITT, Inc.	13,334
762	Meritor,Inc. (a)	19,812
153	Omega Flex, Inc.	22,499
81	Otis Worldwide Corp.	6,345
68	PACCAR, Inc.	6,226
501	The Timken Co.	44,313
281	The Toro Co.	31,216
		639,512
Media (0.8%)
104	Altice USA, Inc., Class A(a)	3,750
6	Cable One, Inc.	10,893
3,654	Comcast Corp., Class A	209,521
635	Discovery, Inc., Class C(a)	19,082
1,241	DISH Network Corp., Class A(a)	54,008
1,949	Gray Television, Inc.	45,334
1,131	MSG Networks, Inc., Class A(a)	17,440
231	TechTarget, Inc.(a)	16,242
2,039	TEGNA, Inc.	39,536
		415,806

Shares or Principal Amount	Security Description	Value

Common Stocks, continued
Metals & Mining (0.3%)
619	Commercial Metals Co.	$ 19,480
407	Newmont Mining Corp.	29,907
171	Reliance Steel & Aluminum Co.	28,740
945	Rio Tinto PLC ADR	82,621
		160,748
Mortgage Real Estate Investment Trusts (0.2%)
5,392	AGNC Investment Corp.	99,968
1,542	New Residential Investment Corp.	16,314
		116,282
Multiline Retail (0.2%)
218	Dollar General Corp.	44,245
293	Target Corp.	66,488
		110,733
Multi-Utilities (0.3%)
274	Black Hills Corp.	18,026
429	CenterPoint Energy, Inc.	10,854
55	CMS Energy Corp.	3,451
345	MDU Resources Group, Inc.	11,613
275	NorthWestern Corp.	17,421
546	Public Service Enterprise Group, Inc.	33,917
383	WEC Energy Group, Inc.	35,968
		131,250
Oil, Gas & Consumable Fuels (1.3%)
1,983	Antero Midstream Corp.	19,037
737	Chevron Corp.	76,493
722	Cimarex Energy Co.	48,916
256	ConocoPhillips	14,269
261	Diamondback Energy, Inc.	20,898
1,468	Dorian LPG, Ltd.(a)	20,860
593	EQT Corp.(a)	12,382
1,208	Equitrans Midstream Corp.	9,954
1,366	Exxon Mobil Corp.	79,733
2,090	ONEOK, Inc.	110,227
1,314	Phillips 66	110,665
329	Pioneer Natural Resources Co.	50,071
412	Renewable Energy Group, Inc.(a)	25,161
1,078	World Fuel Services Corp.	33,127
		631,793
Paper & Forest Products (0.1%)
475	Boise Cascade Co.	31,345
386	Clearwater Paper Corp.(a)	11,013
		42,358
Personal Products (0.1%)
63	Medifast, Inc.	20,932
962	Nature's Sunshine Products, Inc.	19,711
44	The Estee Lauder Cos., Inc., Class A	13,487
177	USANA Health Sciences, Inc.(a)	18,716
		72,846
Pharmaceuticals (1.4%)
1,013	Bristol-Myers Squibb Co.	66,575
773	Corcept Therapeutics, Inc.(a)	16,697
429	Eli Lilly & Co.	85,689
1,743	Innoviva, Inc.(a)	23,443
1,586	Johnson & Johnson	268,431
980	Merck & Co., Inc.	74,372
2,347	Pfizer, Inc.	90,899
665	Supernus Pharmaceuticals, Inc.(a)	19,850
327	Zoetis, Inc.	57,774
		703,730
Professional Services (0.3%)
6	CoStar Group, Inc.(a)	5,124

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued
Professional Services, continued:
164	FTI Consulting, Inc.(a)	$22,558
472	Kforce, Inc.	29,599
252	ManpowerGroup, Inc.	30,489
1,434	Mastech Digital, Inc.(a)	22,600
230	Robert Half International, Inc.	20,422
25	Verisk Analytics, Inc., Class A	4,321
		135,113
Real Estate Management & Development (0.2%)
605	Exp World Holdings, Inc.(a)	19,517
969	Re/MAX Holdings, Inc.	33,925
966	The RMR Group, Inc., Class A	37,790
		91,232
Road & Rail (0.7%)
414	ArcBest Corp.	32,226
333	JB Hunt Transport Services, Inc.	57,123
601	Lyft, Inc., Class A(a)	34,311
280	Old Dominion Freight Line, Inc.	74,326
1,262	Uber Technologies, Inc.(a)	64,147
398	Union Pacific Corp.	89,443
		351,576
Semiconductors & Semiconductor Equipment (2.5%)
339	Advanced Micro Devices, Inc.(a)	27,147
1,199	Amkor Technology, Inc.	25,299
509	Broadcom, Inc.	240,416
30	Entegris, Inc.	3,433
1,279	Infineon Technologies AG ADR	51,787
1,449	Intel Corp.	82,767
134	KLA-Tencor Corp.	42,463
203	Lam Research Corp.	131,919
311	Microchip Technology, Inc.	48,811
677	Micron Technology, Inc.(a)	56,963
141	NVIDIA Corp.	91,619
249	NXP Semiconductors NV	52,644
1,241	ON Semiconductor Corp.(a)	49,690
310	Power Integrations, Inc.	25,479
507	Qorvo, Inc.(a)	92,639
108	QUALCOMM, Inc.	14,530
216	Skyworks Solutions, Inc.	36,720
751	Texas Instruments, Inc.	142,555
383	Xilinx, Inc.	48,641
		1,265,522
Software (3.6%)
207	Adobe, Inc.(a)	104,448
310	Alarm.com Holdings, Inc.(a)	25,383
691	Anaplan, Inc.(a)	35,593
169	Appfolio, Inc., Class A(a)	22,796
198	Aspen Technology, Inc.(a)	27,021
1,047	Cadence Design Systems, Inc.(a)	132,959
379	Citrix Systems, Inc.	43,570
19	Crowdstrike Holdings, Inc., Class A(a)	4,221
237	DocuSign, Inc.(a)	47,784
291	Everbridge, Inc.(a)	34,192
17	Fair Isaac Corp.(a)	8,603
210	Fortinet, Inc.(a)	45,893
374	Intuit, Inc.	164,220
362	Manhattan Associates, Inc.(a)	49,225
3,143	Microsoft Corp.	784,744
951	Oracle Corp.	74,882
284	Qualys, Inc.(a)	27,457
108	RingCentral, Inc., Class A(a)	28,347
61	salesforce.com, Inc.(a)	14,524

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued
Software, continued:
13	ServiceNow, Inc.(a)	$6,160
233	Zendesk, Inc.(a)	31,842
183	Zoom Video Communications, Inc., Class A(a)	60,670
168	Zscaler, Inc.(a)	32,626
		1,807,160
Specialty Retail (1.6%)
178	Asbury Automotive Group, Inc.(a)	35,296
740	AutoNation, Inc.(a)	75,576
49	AutoZone, Inc.(a)	68,923
704	Best Buy Co., Inc.	81,833
819	Foot Locker, Inc.	51,835
205	Lowe's Cos., Inc.	39,940
164	O'Reilly Automotive, Inc.(a)	87,760
225	Penske Automotive Group, Inc.	19,258
141	Ross Stores, Inc.	17,821
577	Shoe Carnival, Inc.	38,953
183	Sleep Number Corp.(a)	20,403
539	The Home Depot, Inc.	171,892
240	The TJX Cos., Inc.	16,210
319	Williams-Sonoma, Inc.	54,083
138	Winmark Corp.	27,023
		806,806
Technology Hardware, Storage & Peripherals (1.6%)
6,031	Apple, Inc.	751,523
649	HP, Inc.	18,970
136	NetApp, Inc.	10,523
1,843	Pure Storage, Inc.(a)	35,109
		816,125
Textiles, Apparel & Luxury Goods (0.6%)
74	Deckers Outdoor Corp.(a)	24,822
2,161	Hanesbrands, Inc.	42,226
143	Lululemon Athletica, Inc.(a)	46,208
385	NIKE, Inc., Class B	52,537
1,605	VF Corp.	127,951
		293,744
Thrifts & Mortgage Finance (0.1%)
427	Axos Financial, Inc.(a)	20,244
648	Mr Cooper Group, Inc.(a)	22,414
		42,658
Tobacco (0.1%)
745	Altria Group, Inc.	36,669
322	Philip Morris International, Inc.	31,050
		67,719
Trading Companies & Distributors (0.6%)
1,041	Air Lease Corp.	48,989
112	Fastenal Co.	5,941
3,142	H&E Equipment Services, Inc.	117,511
1,171	MSC Industrial Direct Co., Inc.	110,542
65	Watsco, Inc.	18,941
		301,924
Water Utilities (0.1%)
218	American States Water Co.	17,303
144	American Water Works Co., Inc.	22,323
1,255	Consolidated Water Co., Ltd.	15,449
1,388	Pure Cycle Corp.(a)	19,626
		74,701
Wireless Telecommunication Services (0.2%)
592	T-Mobile US, Inc.(a)	83,738
Total Common Stocks (Cost $16,191,330)		27,540,441

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (4.2%)

$200,000	Amur Equipment Finance Receivables IX LLC, Series 1A, Class C, 1.75%, 6/21/27, Callable 2/20/25 @ 100*(b)	$200,858
147,867	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(b)	149,664
100,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51, Callable 8/25/24 @ 100*(b)	101,067
193,500	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	196,364
200,000	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(b)	203,208
70,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	74,622
116,005	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.48%, 12/25/33, Callable 6/25/21 @ 100*(c)(d)	116,583
195,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(b)	207,743
187,508	Textainer Marine Containers VIII, Ltd., Series 2A- A, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(b)	189,935
197,167	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(b)	195,526
200,000	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(b)	200,230
55,082	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	56,335
120,000	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(b)	119,994
95,000	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(b)	95,000
Total Asset Backed Securities (Cost $2,082,207)		2,107,129

Mortgage Backed Securities† (7.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
152,347	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.93%, 4/25/37, Callable 11/25/22 @ 100*(c)	129,665
869	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33, Callable 6/25/21 @ 100*(d)	872
		130,537
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
34,478	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35, Callable 6/25/21 @ 100*	34,233
49,110	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37, Callable 4/25/22 @ 100*	49,831
21,093	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35, Callable 2/25/22 @ 100*	15,197

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$3,583	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 6/25/21 @ 100*	$3,414
8,994	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37, Callable 10/25/21 @ 100*	7,053
12,861	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 6/25/21 @ 100*	13,146
60,625	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 4.97%, 6/25/36, Callable 6/25/21 @ 100*(c).	60,276
3,899	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 6/25/21 @ 100*	4,064
18,081	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34, Callable 6/25/21 @ 100*	18,717
59,898	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 6/25/21 @ 100*	60,577
17,849	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 5.36%, 2/25/35, Callable 6/25/21 @ 100*(c)(d)	18,267
14,869	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35, Callable 6/25/21 @ 100*(c)(d)	9,888
140,158	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36, Callable 6/25/21 @ 100*(c)	44,612
7,228	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 6/25/21@100*	6,905
51,081	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 6/25/21 @ 100*	41,135
33,596	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36, Callable 3/25/22 @ 100*	20,037
28,156	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35, Callable 6/25/21 @ 100*	28,012
		435,364
Prime Adjustable Rate Mortgage Backed Securities (0.7%)
6,774	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.44%, 9/25/34, Callable 6/25/21 @ 100*(c)	6,593
6,282	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.34%, 7/25/37, Callable 6/25/21 @ 100*(c)	5,862
257,906	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(b)	256,571
50,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.81% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	50,060
50,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b).	50,125
		369,211

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities (0.9%)
$159,195	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 9/25/35, Callable 6/25/21 @ 100*(c)(d)	$114,476
16,254	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36, Callable 3/25/36 @ 100*	15,464
23,800	CHL Mortgage Pass-Through Trust, Series 2005- 22, Class 2A1, 2.61%, 11/25/35, Callable 6/25/21 @ 100*(c)	22,678
7,824	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.58%, 5/25/35, Callable 6/25/21 @ 100*(c)	8,078
66,255	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A2, 6.50%, 7/25/34, Callable 6/25/21 @ 100*	69,410
20,611	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35, Callable 6/25/21 @ 100*	20,889
27,521	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 6/25/21 @ 100*	17,981
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35, Callable 6/25/21 @ 100*	40,678
21,683	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36, Callable 6/25/21 @ 100*	7,957
27,395	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 9/25/23 @ 100*(b)(c)	27,485
33,232	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 9/25/28 @ 100*(b)(c)	33,706
10,698	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36, Callable 6/25/21 @ 100*	11,425
9,948	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31, Callable 8/25/21 @ 100*	10,143
31,268	Shellpoint Co.-Originator Trust, Series 2017-1, Class A4, 3.50%, 4/25/47, Callable 11/25/22 @ 100*(b)(c)	31,295
36,913	Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A3, 3.43%, 9/25/49, Callable 12/25/22 @ 100*(c)	36,986
		468,651
Subprime Mortgage Backed Securities (0.4%)
75,428	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/24 @ 100*(b)(c)	77,568
46,921	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 7/25/25 @ 100*(b)(c)	48,559
92,006	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(b)(c)	95,678
		221,805
U.S. Government Agency Mortgage Backed Securities (4.0%)
44,156	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	43,706

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$41,151	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	$42,285
90,229	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	93,556
78,270	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	81,029
64,535	Fannie Mae, Series 2011-146, Class HE, 2.50%, 10/25/41	66,969
60,521	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	63,613
142,132	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	152,077
39,677	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	41,488
24,916	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	26,701
28,564	Fannie Mae, Series 2015-46, Class MD, 3.00%, 5/25/43	28,927
65,959	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	69,899
199,441	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	223,318
185,131	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(c)	210,097
12,535	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	13,429
10,832	Fannie Mae, 4.50%, 4/1/35, Pool #814522	11,952
12,402	Fannie Mae, 5.50%, 10/1/35, Pool #838584	13,814
808	Fannie Mae, 6.00%, 5/1/35, Pool #357778	918
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,362
22,374	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	22,849
8,021	Freddie Mac, 1.89% (H15T1Y + 172 bps), 6/1/28, Pool #605508	8,067
34,110	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	35,056
51,663	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	53,368
64,867	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	67,718
58,861	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	62,701
61,856	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	65,648
76,874	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	79,577
121,575	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	129,142
40,094	Freddie Mac, Series 4683, Class PD, 3.00%, 4/15/46	40,940
905	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,048
2,810	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	3,197
4,423	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22, Callable 7/15/21 @ 100*	4,591
1,236	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	1,245

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$67,587	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	$70,143
97,513	Government National Mortgage Assoc., Series 2020-5, Class PE, 3.00%, 9/20/49	100,189
47,710	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	49,631
526	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	582
35,081	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	38,669
3,877	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	4,255
		2,025,756
Total Mortgage Backed Securities (Cost $3,583,420)		3,651,324

Corporate Bonds (12.2%)
Aerospace & Defense (0.6%)
275,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	289,566
Airlines (0.4%)
171,297	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	189,339
Banks (2.0%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	464,122
255,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100*	258,796
250,000	Wells Fargo & Co., 3.00%, 10/23/26	271,096
		994,014
Capital Markets (0.9%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	273,243
200,000	LSEGA Financing PLC, 1.38%, 4/6/26, Callable 3/6/26 @ 100*(b)	200,959
		474,202
Consumer Finance (0.4%)
200,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	204,314
Diversified Financial Services (0.3%)
160,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100*	173,987
Diversified Telecommunication Services (0.6%)
328,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100*(b)	311,985
Electric Utilities (0.9%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	229,279
200,000	Southern California Edison Co., 3.50%, 10/1/23, Callable 7/1/23 @ 100*	211,936
		441,215
Entertainment (0.3%)
155,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100*	154,358
Health Care Providers & Services (1.6%)
225,000	Advocate Health & Hospitals Corp., 2.21%, 6/15/30, Callable 3/15/30 @ 100*	224,696
130,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100*	134,857
215,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100*	220,972

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued
Health Care Providers & Services, continued:
$180,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	$198,976
		779,501
Hotels, Restaurants & Leisure (1.2%)
290,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	316,465
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	87,789
190,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100*	200,195
		604,449
Insurance (0.4%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	210,715
Internet & Direct Marketing Retail (0.4%)
200,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100*	215,604
Oil, Gas & Consumable Fuels (0.4%)
180,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100*	202,445
Semiconductors & Semiconductor Equipment (0.9%)
325,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100*	371,976
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100*	71,106
		443,082
Specialty Retail (0.5%)
220,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100*	257,197
Technology Hardware, Storage & Peripherals (0.4%)
200,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	220,971
Total Corporate Bonds (Cost $5,980,688)		6,166,944

Taxable Municipal Bonds (6.8%)
Massachusetts (0.5%)
250,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	264,628
Michigan (1.4%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @ 100	261,426
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	224,203
200,000	Michigan State Housing Development Authority Revenue, Series B, 2.96%, 12/1/35, Continuously Callable @ 100	202,463
		688,092
New York (0.5%)
225,000	New York City Housing Development Corp. Revenue, Class L, 2.79%, 5/1/28, Continuously Callable @ 100	236,988
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @ 100	352,113
Oklahoma (0.8%)
200,000	The University of Oklahoma Revenue, 1.88%, 7/1/28	201,406
200,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @ 100	201,087
		402,493

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
May 31, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued
Rhode Island (0.4%)
$225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	$231,830
Texas (1.5%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Pre-refunded 3/1/24 @ 100	396,563
350,000	Schertz-Cibolo-Universal City Independent School District, GO, 0.93%, 2/1/26, PSF-GTD.	346,671
		743,234
Utah (0.5%)
250,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @ 100	249,784
Washington (0.5%)
250,000	Pierce County School District No 10 Tacoma, GO, 1.73%, 12/1/31, SCH BD GTY	248,549
Total Taxable Municipal Bonds (Cost $3,309,733)		3,417,711

U.S. Government Agency Securities (1.1%)
Federal Home Loan Banks
195,000	0.65%, 4/28/26, Callable 7/28/21 @ 100*(c)	195,070

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities, continued
Federal Home Loan Banks, continued:
$150,000	1.00%, 4/28/31, Callable 7/28/21 @ 100*(c)	$150,004
200,000	1.30%, 3/17/27, Callable 6/17/21 @ 100*	199,513
Total U.S. Government Agency Securities (Cost $545,000)		544,587

U.S. Treasury Obligations (6.4%)
U.S. Treasury Notes
667,000	1.13%, 2/15/31	639,174
1,189,000	1.38%, 10/15/22	1,209,529
597,000	2.00%, 4/30/24	626,570
704,000	2.25%, 2/15/27	753,802
Total U.S. Treasury Obligations (Cost $3,188,145)		3,229,075

Investment Companies (4.1%)
19,002	iShares MSCI EAFE Index Fund ETF, 1.92%	1,535,932
8,000	iShares MSCI Japan ETF, 1.02%	548,640
Total Investment Companies (Cost $1,369,306)		2,084,572

Investment in Affiliates (3.7%)
1,382,978	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	1,382,978
52,409	Cavanal Hill World Energy Fund, Institutional Shares	495,653
Total Investment in Affiliates (Cost $1,872,514)		1,878,631
Total Investments (Cost $38,122,343) - 100.3%		50,620,414
Liabilities in excess of other assets — (0.3)%		(169,205)
Net Assets - 100.0%		$50,451,209

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2021.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2021.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2021 (Unaudited)

Shares	Security Description	Value

Common Stocks (91.6%)
Airlines (0.5%)
307	JetBlue Airways Corp.(a)	$6,171
Auto Components (2.1%)
190	BorgWarner, Inc.	9,745
240	Gentex Corp.	8,520
42	Lear Corp.	8,121
		26,386
Banks (2.0%)
83	East West Bancorp, Inc.	6,206
19	SVB Financial Group(a)	11,075
77	Western Alliance Bancorp	7,701
		24,982
Biotechnology (0.7%)
53	Exact Sciences Corp.(a)	5,858
28	Neurocrine Biosciences, Inc.(a)	2,694
10	Sarepta Therapeutics, Inc.(a)	757
		9,309
Building Products (0.7%)
24	Lennox International, Inc.	8,398
Capital Markets (2.9%)
80	LPL Financial Holdings, Inc.	11,830
35	MSCI, Inc., Class A	16,385
47	Nasdaq, Inc.	7,871
		36,086
Chemicals (1.1%)
214	Axalta Coating Systems, Ltd.(a)	6,942
38	Celanese Corp., Class A	6,287
		13,229
Commercial Services & Supplies (1.6%)
57	Cintas Corp.	20,152
Communications Equipment (1.1%)
39	Arista Networks, Inc.(a)	13,236
Construction & Engineering (1.2%)
150	Quanta Services, Inc.	14,302
Construction Materials (0.7%)
48	Vulcan Materials Co.	8,799
Consumer Finance (0.6%)
166	Synchrony Financial	7,870
Containers & Packaging (1.5%)
39	Aptar Group, Inc.	5,745
187	Berry Global Group, Inc.(a)	12,755
		18,500
Diversified Consumer Services (0.5%)
131	Terminix Global Holdings, Inc.(a)	6,464
Diversified Financial Services (0.5%)
98	Voya Financial, Inc.	6,421
Diversified Telecommunication Services (0.1%)
124	Lumen Technologies, Inc.	1,716
Electric Utilities (1.1%)
41	Alliant Energy Corp.	2,343
282	PPL Corp.	8,209
46	Xcel Energy, Inc.	3,261
		13,813
Electrical Equipment (3.1%)
44	Acuity Brands, Inc.	8,173
30	Generac Holdings,Inc.(a)	9,861
142	Regal-Beloit Corp.	20,197
		38,231
Electronic Equipment, Instruments & Components (1.6%)
122	CDW Corp.	20,181
Energy Equipment & Services (2.0%)
1,018	Baker Hughes Co.	24,839
Entertainment (2.8%)
313	Lions Gate Entertainment Corp.,Class A(a)	6,097

Shares	Security Description	Value

Common Stocks, continued
Entertainment, continued:
15	Spotify Technology SA(a)	$3,624
37	Take-TwoInteractive Software, Inc.(a)	6,866
1,697	Zynga, Inc., Class A(a)	18,395
		34,982
Equity Real Estate Investment Trusts (6.1%)
175	American Homes 4 Rent, Class A	6,662
342	CubeSmart	14,976
268	Duke Realty Corp.	12,451
115	Equity LifeStyle Properties, Inc.	8,149
78	Extra Space Storage, Inc.	11,685
90	Lamar Advertising Co.	9,434
73	SL Green Realty Corp.	5,783
89	Welltower, Inc.	6,655
		75,795
Food Products (1.2%)
93	Ingredion, Inc.	8,828
35	Kellogg Co.	2,292
46	Lamb Weston Holdings, Inc.	3,795
		14,915
Gas Utilities (0.7%)
190	UGI Corp.	8,749
Health Care Equipment & Supplies (5.6%)
20	Align Technology, Inc.(a)	11,803
78	Hill-Rom Holdings, Inc.	8,680
166	Hologic, Inc.(a)	10,468
26	IDEXX Laboratories, Inc.(a)	14,511
25	Teleflex, Inc.	10,055
42	West Pharmaceutical Services, Inc.	14,595
		70,112
Health Care Providers & Services (1.1%)
9	Chemed Corp.	4,422
37	Molina Healthcare,Inc.(a)	9,300
		13,722
Health Care Technology (1.5%)
62	Veeva Systems, Inc.(a)	18,063
Hotels, Restaurants & Leisure (2.8%)
81	Darden Restaurants, Inc.	11,602
185	Hilton World wide Holdings, Inc.(a)	23,175
		34,777
Household Products (1.1%)
78	Church & Dwight Co., Inc.	6,687
37	The Clorox Co.	6,539
		13,226
Independent Power and Renewable Electricity Producers (0.5%)
249	AES Corp.	6,327
Insurance (3.8%)
174	Brighthouse Financial, Inc.(a)	8,467
173	FNF Group	8,129
28	The Hanover Insurance Group, Inc.	3,906
105	The Hartford Financial Services Group, Inc.	6,862
656	Unum Group	20,316
		47,680
Internet & Direct Marketing Retail (1.7%)
131	Etsy, Inc.(a)	21,580
IT Services (7.0%)
236	Alliance Data Systems Corp.	28,568
215	DXC Technology Co.(a)	8,153
83	Leidos Holdings, Inc.	8,528
43	MongoDB, Inc.(a)	12,553
20	Okta,Inc.(a)	4,449
15	Twilio, Inc., Class A(a)	5,040
88	VeriSign,Inc.(a)	19,353
		86,644

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2021 (Unaudited)	Concluded

Shares	Security Description	Value

Common Stocks, continued
Leisure Products (0.4%)
56	Hasbro, Inc.	$5,374
Life Sciences Tools & Services (2.5%)
21	Agilent Technologies, Inc.	2,901
21	Charles River Laboratories International, Inc.(a)	7,098
7	Mettler-Toledo International, Inc.(a)	9,106
36	Waters Corp.(a)	11,601
		30,706
Machinery (3.5%)
242	Allison Transmission Holdings, Inc.	10,239
95	Graco, Inc.	7,194
23	IDEX Corp.	5,121
138	The Timken Co.	12,206
78	The Toro Co.	8,665
		43,425
Media (0.1%)
1	Cable One, Inc.	1,816
Mortgage Real Estate Investment Trusts (2.1%)
1,430	AGNC Investment Corp.	26,512
Multiline Retail (0.1%)
42	Nordstrom, Inc.(a)	1,409
Multi-Utilities (1.4%)
97	MDU Resources Group, Inc.	3,265
108	Public Service Enterprise Group, Inc.	6,709
74	WEC Energy Group, Inc.	6,949
		16,923
Oil, Gas & Consumable Fuels (1.0%)
555	EQT Corp.(a)	11,588
27	ONEOK, Inc.	1,424
		13,012
Personal Products (0.1%)
124	Coty, Inc.(a)	1,105
Professional Services (0.7%)
24	Manpower Group, Inc.	2,904
64	Robert Half International, Inc.	5,682
Road & Rail (1.7%)		8,586

79	Old Dominion Freight Line, Inc.	20,971
Semiconductors & Semiconductor Equipment (4.1%)
37	KLA-Tencor Corp.	11,725
317	ON Semiconductor Corp.(a)	12,692

Shares	Security Description	Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued:
40	Qorvo, Inc.(a)	$7,309
59	Skyworks Solutions, Inc.	10,030
74	Xilinx, Inc.	9,398
		51,154
Software (5.2%)
53	Aspen Technology, Inc.(a)	7,233
4	Cadence Design Systems, Inc.(a)	508
70	Citrix Systems, Inc.	8,047
21	DocuSign, Inc.(a)	4,234
57	Fortinet, Inc.(a)	12,457
58	Manhattan Associates, Inc.(a)	7,887
247	New Relic, Inc.(a)	15,482
45	Zscaler, Inc.(a)	8,739
		64,587
Specialty Retail (3.8%)
118	AutoNation, Inc.(a)	12,051
7	AutoZone, Inc.(a)	9,846
222	Foot Locker, Inc.	14,051
22	O'Reilly Automotive, Inc.(a)	11,773
		47,721
Technology Hardware, Storage & Peripherals (0.7%)
151	HP, Inc.	4,414
63	Western Digital Corp.(a)	4,739
		9,153
Textiles, Apparel & Luxury Goods (1.3%)
597	Hanesbrands, Inc.	11,665
13	Lululemon Athletica, Inc.(a)	4,201
		15,866
Trading Companies & Distributors (1.0%)
162	Air Lease Corp.	7,624
55	MSC Industrial Direct Co., Inc.	5,192
		12,816
Water Utilities (0.4%)
30	American Water Works Co., Inc.	4,651
Total Common Stocks (Cost $815,283)		1,141,444

Investment in Affiliates (6.2%)
77,264	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	77,264
Total Investment in Affiliates (Cost $77,264)		77,264

Total Investments (Cost $892,547) - 97.8%		1,218,708
Other assets in excess of liabilities — 2.2%		27,389
Net Assets - 100.0%		$1,246,097

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (77.9%)
Aerospace & Defense (3.9%)
23,273	Parsons Corp.(a)	$921,843
8,882	The Boeing Co.(a)	2,194,032
		3,115,875
Airlines (1.5%)
20,485	United Airlines Holdings, Inc.(a)	1,195,300
Automobiles (1.7%)
93,818	Ford Motor Co.(a)	1,363,176
Banks (4.9%)
88,765	Barclays PLC ADR	939,134
10,243	JPMorgan Chase & Co.	1,682,310
20,490	Truist Financial Corp.	1,265,872
		3,887,316
Beverages (2.0%)
27,981	The Coca-Cola Co.	1,547,069
Biotechnology (3.9%)
13,267	AbbVie, Inc.	1,501,825
14,629	Exact Sciences Corp.(a)	1,616,943
		3,118,768
Capital Markets (1.2%)
61,450	Deutsche Bank AG(a)	927,280
Commercial Services & Supplies (1.6%)
15,725	Stericycle, Inc.(a)	1,235,356
Communications Equipment (1.6%)
6,155	Motorola Solutions, Inc.	1,263,683
Construction & Engineering (1.5%)
8,533	Jacobs Engineering Group, Inc.	1,212,369
Diversified Telecommunication Services (1.3%)
34,145	AT&T, Inc.	1,004,887
Electronic Equipment, Instruments & Components (2.1%)
38,640	Corning, Inc.	1,685,863
Energy Equipment & Services (1.1%)
28,685	Schlumberger NV	898,701
Food & Staples Retailing (1.7%)
3,497	Costco Wholesale Corp.	1,322,810
Health Care Equipment & Supplies (1.5%)
30,091	Cutera, Inc.(a)	1,154,893
Health Care Providers & Services (1.5%)
8,880	Quest Diagnostics, Inc.	1,169,230
Hotels, Restaurants & Leisure (5.4%)
10,857	Airbnb, Inc., Class A(a)	1,524,323
51,152	Norwegian Cruise Line Holdings, Ltd.(a)	1,631,749
24,037	Six Flags Entertainment Corp.(a)	1,092,001
		4,248,073
Industrial Conglomerates (1.6%)
6,150	3M Co	1,248,696
Interactive Media & Services (1.6%)
3,929	Facebook, Inc., Class A(a)	1,291,580
Internet & Direct Marketing Retail (4.7%)
1,152	Amazon.com, Inc.(a)	3,712,977
IT Services (2.9%)
3,999	Accenture PLC, Class A.	1,128,358
8,195	International Business Machines Corp.	1,177,949
		2,306,307
Metals & Mining (2.2%)
19,807	Rio Tinto PLC ADR	1,731,726
Oil, Gas & Consumable Fuels (3.9%)
49,299	BP PL CADR	1,293,113
27,310	HollyFrontier Corp.	886,755
14,345	Marathon Petroleum Corp..	886,521
		3,066,389

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued
Pharmaceuticals (1.1%)
252,773	MediWound, Ltd.(a)	$859,428
Road & Rail (3.5%)
29,604	Uber Technologies, Inc.(a)	1,504,771
5,663	Union Pacific Corp	1,272,646
		2,777,417
Semiconductors & Semiconductor Equipment (4.1%)
30,725	Infineon Technologies AG ADR	1,244,055
9,549	NXP Semiconductors NV	2,018,850
		3,262,905
Software (4.5%)
19,120	Anaplan, Inc.(a)	984,871
50,327	Dropbox, Inc., Class A(a)	1,376,443
4,435	RingCentral, Inc., Class A(a)	1,164,055
		3,525,369
Technology Hardware, Storage & Peripherals (6.5%)
21,854	Apple, Inc.	2,723,227
15,725	NetApp, Inc.	1,216,643
61,475	Pure Storage, Inc.(a)	1,171,099
		5,110,969
Textiles, Apparel & Luxury Goods (1.4%)
13,937	VF Corp.	1,111,058
Trading Companies & Distributors (1.5%)
12,295	MSC Industrial Direct Co., Inc.	1,160,648
Total Common Stocks (Cost $56,825,043)		61,516,118

Corporate Bonds (17.1%)
Airlines (2.8%)
$1,851,000	Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100*	2,180,161
Hotels, Restaurants & Leisure (4.6%)
1,161,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	1,233,867
2,079,000	Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27 .	2,442,825
		3,676,692
Machinery (2.3%)
1,554,000	Wabtec Corp., 4.95%, 9/15/28, Callable 6/15/28 @ 100*	1,791,468
Oil, Gas & Consumable Fuels (7.4%)
1,280,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100*	1,425,415
2,041,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100*	2,356,572
2,057,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104*	2,064,714
		5,846,701
Total Corporate Bonds (Cost $12,793,330)		13,495,022

Investment Companies (2.3%)
34,811	iShares MSCI Eurozone ETF, 1.86%	1,765,614
Total Investment Companies (Cost $1,702,093)		1,765,614

Investment in Affiliates (2.5%)
1,996,859	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	1,996,859
Total Investment in Affiliates (Cost $1,996,859)		1,996,859

Total Investments (Cost $73,317,325) - 99.8%		78,773,613
Other assets in excess of liabilities — 0.2%		191,296
Net Assets - 100.0%		$78,964,909

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2021 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (93.0%)
Auto Components (1.7%)
3,300	Aptiv PLC(a)	$496,386
Chemicals (3.5%)
2,000	Albemarle Corp.	334,160
45,000	Umicore SA ADR	675,450
		1,009,610
Electric Utilities (0.4%)
42	ALLETE, Inc.	2,893
22	American Electric Power Co., Inc.	1,892
284	Duke Energy Corp.	28,463
31	Evergy, Inc.	1,922
62	Fortis, Inc.	2,830
792	NextEra Energy, Inc.	57,990
30	Otter Tail Corp.	1,439
25	Pinnacle West Capital Corp.	2,115
399	The Southern Co.	25,504
		125,048
Electrical Equipment (6.6%)
25,000	Bloom Energy Corp., Class A(a)	604,250
12,000	Sunrun, Inc.(a)	536,640
10,000	TPI Composites, Inc.(a)	483,000
23,000	Vestas Wind Systems A/S ADR	299,690
		1,923,580
Energy Equipment & Services (11.8%)
44,012	Baker Hughes Co.	1,073,893
38,948	Halliburton Co.	874,382
343	Helmerich & Payne, Inc.	9,690
41,209	Schlumberger NV	1,291,078
9,485	Tenaris SA ADR	217,301
		3,466,344
Gas Utilities (0.0%^)
45	Atmos Energy Corp.	4,463
20	Chesapeake Utilities Corp.	2,291
49	National Fuel & Gas Co.	2,543
30	Northwest Natural Holding Co.	1,586
27	Southwest Gas Holdings, Inc.	1,782
		12,665
Independent Power and Renewable Electricity Producers (0.1%)
169	AES Corp.	4,295
152	Atlantica Yield PLC	5,525
107	NRG Energy, Inc.	3,440
63	Ormat Technologies, Inc.	4,350
70	Sunnova Energy International, Inc.(a)	2,044
124	Vistra Corp.	2,005
		21,659
Metals & Mining (2.7%)
8,500	Freeport-McMoRan, Inc.	363,120
5,000	Rio Tinto PLC ADR	437,150
		800,270
Multi-Utilities (0.6%)
19	Consolidated Edison, Inc.	1,467
729	Dominion Resources, Inc.	55,506
32	DTE Energy Co.	4,416
259	MDU Resources Group, Inc.	8,718
869	National Grid PLC ADR	58,110
275	Sempra Energy	37,260
27	WEC Energy Group, Inc.	2,536
		168,013
Oil, Gas & Consumable Fuels (59.6%)
50,000	APA Corp.	1,040,000
49,270	BP PLC ADR	1,292,352
3,354	Chevron Corp.	348,112

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued:
12,500	Cimarex Energy Co.	$846,875
16,161	Conoco Phillips	900,814
37,000	Continental Resources, Inc.	1,205,090
42,500	Devon Energy Corp.	1,128,800
11,000	Diamondback Energy, Inc.	880,770
15,446	Enbridge, Inc.	594,362
3,084	EOG Resources, Inc.	247,769
5,012	Exxon Mobil Corp.	292,550
60,000	Galp Energia SGPS SA ADR	376,800
7,800	Hess Corp.	653,796
15,000	HollyFrontier Corp.	487,050
1,636	Kinder Morgan, Inc.	30,004
90,000	Marathon Oil Corp.	1,089,900
22,680	Marathon Petroleum Corp.	1,401,624
14,049	ONEOK, Inc.	740,944
9,317	Pembina Pipeline Corp.	301,125
9,042	Phillips 66	761,517
3,500	Pioneer Natural Resources Co.	532,665
1,191	Royal Dutch Shell PLC ADR, Class A	45,985
10,375	TC Energy Corp.	529,748
14,937	TOTAL SE ADR	697,409
12,493	Valero Energy Corp.	1,004,437
		17,430,498
Semiconductors & Semiconductor Equipment (4.9%)
6,000	First Solar, Inc.(a)	456,660
13,000	Infineon Technologies AG ADR	526,370
2,200	NXP Semiconductors NV	465,124
		1,448,154
Water Utilities (1.1%)
237	American States Water Co.	18,811
1,142	American Water Works Co., Inc.	177,033
2,597	Essential Utilities, Inc.	124,136
24	Middlesex Water Co.	2,063
35	SJW Group	2,256
		324,299
Total Common Stocks (Cost $20,755,080)		27,226,526
Corporate Bonds (5.3%)
Diversified Financial Services (0.9%)
$250,000	Total Capital International SA, 2.75%, 6/19/21	250,321
Oil, Gas & Consumable Fuels (4.4%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 7/12/21 @ 103 *	230,100
300,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100*	346,385
200,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104 *	200,750
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100*	217,454
300,000	Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100*	301,679
		1,296,368
Total Corporate Bonds (Cost $1,538,398)		1,546,689
Investment in Affiliates (1.3%)
376,253	Cavanal Hill Government Securities Money Market Fund,Select Shares,0.01%(b)	376,253
Total Investment in Affiliates (Cost $376,253)		376,253

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value

Investment in Affiliates, continued
Total Investments (Cost $22,669,731) - 99.6%		$29,149,468
Other assets in excess of liabilities — 0.4%		111,809
Net Assets - 100.0%		$29,261,277

The Advisor has determined that 48.1% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2021 (Unaudited)

Shares	Security Description	Value

Common Stocks (96.5%)
Beverages (6.5%)
3,400	PepsiCo, Inc.	$502,996
10,800	The Coca-Cola Co.	597,132
		1,100,128
Biotechnology (3.2%)
4,800	AbbVie, Inc.	543,360
Capital Markets (4.1%)
800	BlackRock, Inc.	701,632
Chemicals (4.3%)
10,600	Dow, Inc.	725,252
Communications Equipment (3.2%)
10,400	Cisco Systems, Inc.	550,160
Containers & Packaging (3.7%)
4,300	Packaging Corp. of America	639,195
Diversified Telecommunication Services (8.0%)
24,300	AT&T, Inc.	715,149
11,600	Verizon Communications, Inc.	655,284
		1,370,433
Electric Utilities (10.1%)
5,500	American Electric Power Co., Inc.	473,000
7,900	Duke Energy Corp.	791,738
5,400	Pinnacle West Capital Corp.	456,732
		1,721,470
Electrical Equipment (2.6%)
4,600	Emerson Electric Co.	440,174
Electronic Equipment, Instruments & Components (2.7%)
10,400	Corning, Inc.	453,752
Equity Real Estate Investment Trusts (7.1%)
3,300	Crown Castle International Corp.	625,350
16,500	STAG Industrial, Inc.	589,215
		1,214,565
Household Durables (3.1%)
3,700	Garmin, Ltd.	526,288

Shares	Security Description	Value

Common Stocks, continued
Industrial Conglomerates (4.3%)
3,600	3M Co.	$730,944
Multiline Retail (3.7%)
2,800	Target Corp.	635,376
Oil, Gas & Consumable Fuels (9.0%)
6,600	ONEOK, Inc.	348,084
8,200	Phillips 66	690,604
10,700	TOTAL SE ADR	499,583
		1,538,271
Pharmaceuticals (4.3%)
8,000	AstraZeneca PLC ADR	454,160
3,600	Merck & Co., Inc.	273,204
		727,364
Semiconductors & Semiconductor Equipment (8.0%)
1,900	Broadcom, Inc.	897,427
2,500	Texas Instruments, Inc.	474,550
		1,371,977
Specialty Retail (2.8%)
1,500	The Home Depot, Inc.	478,365
Textiles, Apparel & Luxury Goods (2.0%)
4,200	VF Corp.	334,824
Trading Companies & Distributors (3.8%)
6,900	MSC Industrial Direct Co., Inc.	651,360
Total Common Stocks (Cost $15,234,472)		16,454,890

Purchased Option (1.0%)^
380	SPDR S&P 500 ETF Trust, 0.00%	170,240
Total Purchased Option (Cost $238,173)		170,240

Investment in Affiliates (2.3%)
400,289	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(a)	400,289
Total Investment in Affiliates (Cost $400,289)		400,289

Total Investments (Cost $15,872,934) - 99.8%		17,025,419
Other assets in excess of liabilities — 0.2%		41,380
Net Assets - 100.0%		$17,066,799

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2021.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

At May 31, 2021, the Fund's exchange traded options purchased were as follows:

	Put/		Expiration		Notional
Description	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value

SPDR S&P 500 ETF Trust	Put	365.00 USD	9/17/21	380	$138,700	$170,240
Total (Cost $238,173)						$170,240

At May 31, 2021, the Fund's exchange traded options written were as follows:

	Put/		Expiration		Notional
Description	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value

3M Co.	Call	210.00 USD	6/18/21	34	$7,140	$(2,414)
Abbvie, Inc.	Call	120.00 USD	6/25/21	48	5,760	(2,400)
American Electric Power Co., Inc.	Call	90.00 USD	6/18/21	55	4,950	(825)

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2021 (Unaudited)	Concluded

AstraZeneca PLC-SPONS ADR	Call	57.50	USD	6/18/21	80	$4,600	$(5,680)
AT&T, Inc.	Call	32.00	USD	6/18/21	225	7,200	(900)
BlackRock, Inc.	Call	870.00	USD	6/18/21	1	870	(1,800)
BlackRock, Inc.	Call	890.00	USD	6/18/21	6	5,340	(5,280)
Broadcom, Inc.	Call	490.00	USD	6/18/21	18	8,820	(11,142)
Cisco Systems, Inc.	Call	54.00	USD	6/25/21	104	5,616	(6,240)
Coca-Cola Co. (The)	Call	57.50	USD	6/18/21	102	5,865	(918)
Corning, Inc.	Call	48.00	USD	6/18/21	104	4,992	(832)
Crown Castle International Corp.	Call	190.00	USD	6/18/21	31	5,890	(8,680)
Dow, Inc.	Call	70.00	USD	6/18/21	100	7,000	(9,200)
Duke Energy Corp.	Call	100.00	USD	6/18/21	77	7,700	(12,705)
Emerson Electric Co.	Call	100.00	USD	6/18/21	46	4,600	(1,380)
Garmin, Ltd.	Call	150.00	USD	6/18/21	37	5,550	(925)
Home Depot, Inc. (The)	Call	340.00	USD	6/18/21	11	3,740	(495)
Home Depot, Inc. (The)	Call	355.00	USD	6/18/21	4	1,420	(52)
Merck & Co., Inc.	Call	82.50	USD	6/18/21	35	2,888	(175)
MSC Industrial Direct Co.	Call	100.00	USD	6/18/21	65	6,500	(1,463)
ONEOK, Inc.	Call	58.00	USD	6/18/21	66	3,828	(990)
Packaging Corp. of America	Call	155.00	USD	6/18/21	43	6,665	(3,010)
PepsiCo, Inc.	Call	150.00	USD	6/18/21	6	900	(474)
PepsiCo, Inc.	Call	147.00	USD	6/25/21	28	4,116	(6,664)
Phillips 66	Call	92.50	USD	6/18/21	82	7,585	(1,845)
Pinnacle West Capital	Call	90.00	USD	6/18/21	54	4,860	(810)
Target Corp.	Call	230.00	USD	6/18/21	5	1,150	(1,335)
Target Corp.	Call	215.00	USD	6/25/21	23	4,945	(31,050)
Texas Instruments, Inc.	Call	195.00	USD	6/18/21	24	4,680	(4,584)
Total SE-SPON ADR	Call	50.00	USD	6/18/21	105	5,250	(1,260)
Verizon Communications, Inc.	Call	58.00	USD	6/25/21	97	5,626	(3,492)
Verizon Communications, Inc.	Call	59.00	USD	6/25/21	19	1,121	(380)
VF Corp.	Call	90.00	USD	6/18/21	28	2,520	(560)
VF Corp.	Call	92.50	USD	6/18/21	14	1,295	(350)
Total (Premiums $(229,425))							$(130,310)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to the schedule of portfolio investments.

Notes to Schedules of Portfolio Investments

May 31, 2021 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2021 are identified below:

		Acquisition	Principal	Fair
Security	Acquisition Date	Cost	Amount	Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	8/22/18	$302,279	$302,309	$303,748
Sun Trust Student Loan Trust, Series 2006-1A, B, 0.45%, 10/28/37	5/26/17 and 4/11/18	758,706	826,717	759,541

		Acquisition	Principal	Fair
Security	Acquisition Date	Cost	Amount	Value
Strategic Enhanced Yield Fund:
Amur Equipment Finance Receivables LLC, Series 2021-1A, E, 4.13%, 3/20/28	4/14/21	$599,953	$600,000	$599,459
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	315,486	345,000	315,486

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending May 31, 2021 is noted below:

				Net	Net Change
				Realized	in Unrealized
	Fair Value			Gains/	Appreciation/	Fair Value	Shares as of	Dividend
Fund	8/31/20	Purchases	Sales	(Losses)	Depreciation	5/31/21	5/31/21	Income
Limited Duration Fund	$6,439,763	$61,367,670	$(64,603,190)	$—	$—	$3,204,243	3,204,243	$242
Moderate Duration Fund	3,443,883	14,111,353	(16,436,792)	—	—	1,118,444	1,118,444	69
Bond Fund	2,590,008	36,761,514	(34,091,064)	—	—	5,260,458	5,260,458	231
Strategic Enhanced Yield Fund	2,048,668	22,661,615	(21,962,971)	—	—	2,747,312	2,747,312	112
Ultra Short Tax-Free Income Fund	1,847,685	14,648,589	(16,439,210)	—	—	57,064	57,064	32
Active Core Fund	1,213,800	12,015,181	(11,846,003)	—	—	1,382,978	1,382,978	92
Mid Cap Diverse Leadership Fund	37,581	436,035	(396,352)	—	—	77,264	77,264	2
Opportunistic Fund	2,970,000	67,852,588	(68,825,729)	—	—	1,996,859	1,996,859	192
World Energy Fund	330,331	13,021,844	(12,975,922)	—	—	376,253	376,253	37
Hedged Income Fund	—	13,634,199	(13,233,910)	—	—	400,289	400,289	20
	$20,921,719	$256,510,588	$(260,811,143)	$—	$—	$16,621,164	16,621,164	$1,029

A summary of the Opportunistic Fund’s investment in an affiliated money market fund for the period ending May 31, 2021 is noted below:

				Net	Net Change
				Realized	in Unrealized
	Fair Value			Gains/	Appreciation/	Fair Value	Shares as of	Dividend
Fund	8/31/20	Purchases	Sales	(Losses)	Depreciation	5/31/21	5/31/21	Income

U.S. Treasury Fund, Select Shares	$47,026	$7,503,648	$(7,550,674)	—	$—	$—	—	$—
	$47,026	$7,503,648	$(7,550,674)	$—	$—	$—	—	$—

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending May 31, 2021 is noted below:

				Net	Net Change
				Realized	in Unrealized
	Fair Value			Gains/	Appreciation/	Fair Value	Shares as of	Dividend
Fund	8/31/20	Purchases	Sales	(Losses)	Depreciation	5/31/21	5/31/21	Income

World Energy Fund, Institutional Shares	$322,919	$—	$—	$—	$172,734	$495,653	$52,409	$5,327
	$322,919	$—	$—	$—	$172,734	$495,653	$52,409	$5,327